As filed with the Securities and Exchange Commission on May ___, 2002
                       Securities Act File No. 333-_____
                   Investment Company Act File No. 811-____


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                          ___________________________


                                   Form N-2


          |X|Registration Statement Under The Securities Act of 1933
                        |_|Pre-Effective Amendment No.
                        |_|Post-Effective Amendment No.
                                    and/or
      |X|Registration Statement Under The Investment Company Act of 1940

                               |_|Amendment No.
                       (check appropriate box or boxes)

                               875 Trust Company
              (Exact Name of Registrant as Specified in Charter)

                           c/o Puglisi & Associates
                              850 Library Avenue
                                   Suite 204
                            Newark, Delaware 19715
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, including Area Code: (302) 738-6680

                              RL&F Service Corp.
                               One Rodney Square
                                  10th Floor
                            Tenth and King Streets
                          Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

                                  Copies to:


        Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

        If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box: |_|


               CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
-----------------------------------------------------------------------------------------------
 Title of Securities       Amount        Proposed Maximum  Proposed Maximum      Amount of
  Being Registered          Being         Offering Price       Aggregate       Registration
                         Registered      Per Security (1)      Offering             Fee
                                                               Price(1)
-----------------------------------------------------------------------------------------------
Securities             100,000 Shares         $10.00          $1,000,000          $92.00
representing shares
of beneficial
interest
-----------------------------------------------------------------------------------------------
(1)  Estimated solely for the purpose of calculating the registration fee.

        The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




                             Subject to Completion
                   Preliminary Prospectus Dated May __, 2002
PROSPECTUS
----------

                               875 Trust Company
                 Shares of Beneficial Interest (the "Shares")

            (Exchangeable for shares of Common Stock of 875, Inc.)


        The Shares are a new series of securities issued by 875 Trust Company, a Delaware business trust. Each Share represents a proportionate share of beneficial interest in the assets of the Trust. The Trust will pay quarterly cash distributions of $______, subject to certain adjustments described in this prospectus, on each Share from _____________, 2002 to _____________,
200_, unless the Trust is dissolved as described in this prospectus. Distributions will be paid each _________, _________, _________, and _________, commencing _________, 2002.

        The Trust expires on _______________, which we refer to as the exchange date. On the exchange date, for each Share you own, you will receive an exchange amount equal to between ___% and 100% of each type of reference property (or, in certain circumstances, cash, or a combination of cash and reference property, with an equal value). The Trust expiration date may be accelerated or extended to a date not later than under the circumstances described herein. The term "reference property" means initially one share of common stock of 875, Inc. and is subject to adjustment prior to the exchange date to reflect certain distributions on and in respect of the 875, Inc. common stock. The Shares are not subject to redemption. The "exchange amount" will be:

        If the reference property value is:             You will receive for each Share:

        (a)  Greater than or equal to $_____,           [_____]% of each type of reference property
             the threshold appreciation price

        (b)  Less than the threshold appreciation       A percentage of each type of reference
             price, but greater than $_____, the        property, allocated as proportionately as
             initial price                              practicable, so that the aggregate value
                                                        equals the initial price

        (c)  Less than or equal to the initial          100% of each type of reference property
             price


        The reference property value is the value of the reference property immediately prior to the exchange date.

        You may receive an amount of cash (determined based on the reference property value) instead of all or a portion of the reference property that you would otherwise be entitled to receive on the exchange date.

        If the reference property value is less than the initial price of the Shares, you will receive less on the exchange date than you paid for the Shares.

        The 875, Inc. common stock is presently trading on the New York Stock Exchange. The closing price on _________, 2002 was $____. The Trust will apply to have the Shares listed on the New York Stock Exchange under the symbol "___."

        Investing in the Shares involves risks described beginning on page
____.

        Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                   Per Share            Total
                                                   ---------            -----
        Public Offering Price..................    $                    $
        Sales Load.............................    $                    $
        Proceeds to Trust......................    $                    $


        The Underwriter may also purchase up to an additional _____ Shares at the public offering price, less the sales load, within 30 days of the date of this prospectus to cover over-allotments.

        The Shares will be ready for delivery in book-entry form only through the facilities of DTC on or about ___________ __, 2002.

                        ------------------------------
                                [Underwriter's
                                Marketing Name]
                        ------------------------------

                                    , 2002

                               TABLE OF CONTENTS
                                                                                           Page

Summary Information - Q&A...................................................................3

Fee Table...................................................................................9

The Trust..................................................................................10

Use of Proceeds............................................................................11

Investment Objective and Policies..........................................................11

Investment Restrictions....................................................................27

RISK FACTORS...............................................................................28

Description of the Shares..................................................................32

Management Arrangements....................................................................34

Dividends and Distributions................................................................36

Net Asset Value............................................................................37

Certain United States Federal Income Tax Considerations....................................37

Underwriting...............................................................................44

Legal Matters..............................................................................46

Experts....................................................................................46

Additional Information.....................................................................46

Statement of Assets, Liabilities and Capital...............................................48


Prospectus relating to Common Stock of 875, Inc.

                               -----------------

        In this prospectus the "Trust" refers to 875 Trust Company and "875" refers to 875, Inc. and its subsidiaries, and "contracting stockholder" refers to [contracting stockholder]. References to "you" and "your" refer to prospective investors in the Shares prior to the sale of the Shares and to holders of the Shares after the sale of the Shares.

                           Summary Information - Q&A

        This summary highlights selected information from this prospectus and includes questions and answers to help you understand the Shares issued by 875 Trust Company. You should carefully read this prospectus to fully understand the terms of the Shares, as well as the tax and other considerations that may be important to you in making a decision about whether to invest in the Shares. You should pay special attention to the "Risk Factors" section beginning on page 29 of this prospectus to determine whether an investment in the Shares is appropriate for you.

What are the Shares?

        Each Share represents a proportionate share of beneficial interest in the assets of the Trust. Each Share will entitle the holder to receive distributions quarterly and upon conclusion of the term of the Trust in accordance with the Trust's investment objective. The Underwriter is initially offering _________ Shares at a price of $_____ per Share, which is the last reported sale price per share of 875, Inc. common stock on the New York Stock Exchange on the date of this prospectus. The Underwriter may also purchase up to an additional _________ Shares at the public offering price, less the sales load, within 30 days of the date of this prospectus to cover over-allotments, if any. For further information, please see "Underwriting."

Who is the Trust and what are the Trust's investment objectives?

        875 Trust Company is a newly created Delaware business trust. The Trust will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940. The term of the Trust will expire on or shortly after __________, 200_, except that the Trust expiration date may be extended to a date not later than , both of which we refer to as the exchange date. The Trust may be dissolved prior to the exchange date under limited circumstances. For further information, please review "Investment Objective and Policies--The Forward Purchase Contract," "--Trust Dissolution" and "Risk Factors--The Trust has a Limited Term."

        The Trust's investment objective is to pay you a quarterly cash distribution and on the exchange date to distribute a percentage of each type of reference property (or, in certain circumstances, cash, or a combination of cash and reference property, with an equal value) according to a formula, the exchange rate formula, which is described below.

Who is 875, Inc.?

Where can I find more information on 875, Inc.?

        For more information about 875, Inc. and the 875, Inc. common stock that you may receive on the exchange date or upon earlier dissolution of the Trust, see the accompanying prospectus of 875, Inc. 875, Inc. is not affiliated with the Trust, will not receive any of the proceeds from the sale of the Shares and will have no obligations with respect to the Shares. The Trust is attaching the prospectus of 875, Inc. to this prospectus and delivering it to you together with this prospectus for your convenience only. The prospectus of 875, Inc. is not a part of this prospectus and is not incorporated by reference in this prospectus.

What is the reference property?

        The term "reference property" means initially one share of 875, Inc. common stock and will be subject to adjustment from time to time prior to the business day immediately preceding the exchange date to reflect the addition of any cash, securities and/or other property resulting from the application of the adjustment provisions described in this prospectus.

What will the Trust hold?

        The Trust will purchase and hold: (a) a series of zero-coupon U.S. treasury securities, with amounts and maturities that correspond to the amounts and payment dates of the quarterly distributions on the Shares, and
(b) a forward purchase contract with an existing stockholder of 875, Inc., which we refer to as the "contracting stockholder," relating to the reference property. The terms of the forward purchase contract provide that the contracting stockholder will be obligated to deliver to the Trust on the business day immediately preceding the exchange date the reference property required by the Trust in order to exchange all of the Shares (including any Shares issued pursuant to the over-allotment option described in this prospectus) on the exchange date in accordance with the Trust's investment objective.

When will you receive your quarterly cash distributions?

        You will receive a quarterly cash distribution of $_______ per Share, on each _________, _________, _________, and _________, if you are registered on the stock register of the Trust as of each _________, _________, _________, and _________, respectively. If the payment date is not a business day, you will be paid on the following business day. You will receive the first distribution for the period from _________, 2002 until _________, 2002 on _________, 2002 if you are registered on the stock register as of _________, 2002.

What will you receive on the exchange date?

        For each Share you own, you will receive a percentage of each type of reference property (or, in certain circumstances, cash, or a combination of cash and reference property, with an equal value) equal to the "exchange amount." The exchange amount will be:

 If the reference
 property value is:                     You will receive:

 (a) Greater than or                    _____% of each type
 equal to $_____, the                   of reference property
 threshold appreciation price

 (b) Less than the                      A percentage of each
 threshold appreciation                 type of reference
 price but greater than                 property, allocated
 ______, the initial                    as proportionately
 price                                  as practicable, so
                                        that the aggregate
                                        value equals the
                                        initial price

(c) Less than or equal                  100% of each type of
to the initial price                    reference property

        The percentage of reference property you may receive on the exchange date will be adjusted if certain events occur. These events include stock splits and combinations, stock dividends and certain other actions of 875, Inc. that modify its capital structure. If certain reorganization events relating to 875, Inc. occur or if the contracting stockholder defaults under the forward purchase contract or the related collateral arrangements, the contracting stockholder's obligation under the forward purchase contract will be accelerated. In any of these cases, you will receive a proportionate share of the net assets of the Trust and the Trust will dissolve before the exchange date. For further information, please review "Investment Objective and Policies--The Forward Purchase Contract--Reference Property Adjustments," and "--Reorganization Events Causing a Termination of the Trust" and "--Collateral Arrangements; Acceleration. Upon Default by Contracting Stockholder."

When will you receive cash instead of reference property on the exchange date?

        You may receive cash instead of some or all of the reference property that you would otherwise be entitled to receive if the contracting stockholder chooses to settle its obligation under the forward purchase contract, in whole or in part, by delivering cash. You also may receive cash instead of the reference property that you would otherwise be entitled to receive if the contracting stockholder elects to engage in a rollover offering and settle its obligation under the forward purchase contract, in whole but not in part, by delivering cash. If the contracting stockholder elects to deliver cash, you will receive cash in an amount equal to the value (determined based on the reference property value) of the reference property you would otherwise receive. If the contracting stockholder elects to deliver cash in connection with a rollover offering, the exchange date may be extended to not later than, 200_. You also will receive cash instead of any fractional units or interests of any type of reference property to which you would otherwise be entitled in respect of your aggregate holdings of Shares. For additional information, you should refer to the sections entitled "Investment Objective and Policies--General," "--Fractional Interests" and "--The Forward Purchase Contract."

Are distributions on the Shares the equivalent of dividends on the 875, Inc. common stock?

        No. 875, Inc. currently pays quarterly dividends of $ on its common stock, a current dividend yield of __% based on the closing price on ______, 2002. Although the Shares will provide you with a current distribution yield of ____%, the opportunity for equity appreciation afforded by an investment in the Shares is less than that afforded by a direct investment in the 875, Inc. common stock. Any future determination as to the payment of dividends that a holder of 875, Inc. common stock receives is in the discretion of 875's Board of Directors and will depend upon several factors such as 875's operating results, financial condition and capital requirements, contractual restrictions, and general business conditions.

        As a holder of the Shares, you will not be entitled to receive any future dividends on the 875, Inc. common stock until you become a holder of 875, Inc. common stock, which may occur if (1) the Trust delivers 875, Inc. common stock on the exchange date, or (2) the Trust is dissolved at an earlier date. Even if you do become a holder of 875, Inc. common stock, you will not receive a future dividend unless you become a holder on or prior to the record date for determining which stockholders of 875, Inc. are entitled to receive such dividends. You should refer to "Risk Factors--No Stockholder Rights."

        The amount you may receive on the exchange date will only exceed the issue price of the Shares if the reference property value exceeds the threshold appreciation price, which represents an appreciation of [__]% over what you paid for the Shares. Additionally, each Share will entitle you to receive on the exchange date only ____% (the percentage equal to the initial price divided by the threshold appreciation price) of any appreciation of the value of the reference property above the threshold appreciation price. You will realize the entire decline in value if the reference property value is less than what you paid for the Shares. Please review "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses."

How will the Trust be managed?

        The Trust will be internally managed and will not have an investment adviser, which means that there will be no outside manager or adviser to manage the Trust's portfolio. In addition, the Trust will not actively manage its portfolio. The assets of the Trust will not be traded but will be held for sale or distribution as required by the agreement that establishes the trust. The administration of the Trust will be overseen by the Trustees. The Bank of New York will act as trust administrator, custodian for the Trust's assets and paying agent, transfer agent and registrar for the Shares. Except as mentioned above and except for The Bank of New York's role as collateral agent, The Bank of New York has no other affiliation with, and is not engaged in any other transaction with, the Trust. For their services, the contracting stockholder will pay each of the administrator, the custodian and the paying agent at the closing of the offering of the Shares a one-time, up-front amount for its fee. Please see "Management Arrangements" for a more detailed discussion.

What are the federal income tax consequences for you?

        The Trust will be classified as a grantor trust for United States Federal income tax purposes. Accordingly, you will be treated for United States Federal income tax purposes as the owner of the Trust's proportionate ownership of the U.S. treasury securities and the forward purchase contract. In addition, your income will generally include income received (including original issue discount treated as received) by the Trust. For further information, please see "Certain United States Federal Income Tax Considerations."

In what form will the Shares be issued?

        The Shares will be represented by one or more global securities that will be deposited with and registered in the name of The Depository Trust Company, New York, New York or its nominee. This means that you will not receive a certificate for your Shares. The Trust expects that the Shares will be ready for delivery through DTC on or about ________, 2002.

Will the Shares be listed on a stock exchange?

        The Trust will apply to have the Shares listed on the NYSE. You should be aware that the listing of the Shares on the NYSE will not necessarily ensure that a liquid trading market will be available for the Shares. You should review "Risk Factors--Uncertain Trading Market."

Are there any risks associated with your investment?

        Yes, the Shares are subject to certain risks. Please review the section "Risk Factors" in this prospectus.

                                 RISK FACTORS

        Your investment in the Shares will involve risks. For example, there is the risk that an investment in the Shares will result in a loss, and the risk that you will be unable to sell your Shares prior to their maturity. Some of the risks of an investment in the Shares are described under "Risk Factors," beginning on page [29]. These risks include the following:

o The Trust will not dispose of the forward purchase contract even if the price of the reference property falls significantly or the financial condition of the issuer of any reference security changes. The holders will bear the entire amount of any decrease in the value of the reference property. Similarly, the Trust will not dispose of the U.S. treasury securities before they mature or the Trust terminates, whichever comes first, even if their value falls significantly.

o The Trust's assets will consist almost entirely of the forward purchase contract and the U.S. treasury securities. An investment in the Trust will be riskier than an investment in an investment company with diversified investments.

o The Shares have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the Shares may vary considerably prior to the exchange date. Trading prices of the Shares in the secondary market will be directly affected by the trading prices of the 875, Inc. common stock in the secondary market. The trading prices of the 875, Inc. common stock will be influenced by 875's operating results and prospects and by complex and interrelated political, economic, financial and other factors affecting the markets generally and trading markets in which the 875, Inc. common stock is traded. The trading prices of the 875, Inc. common stock will also be affected by fluctuations in interest rates and other factors that are difficult to predict and are beyond the Trust's control.

o The Trust is a closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value. The Trust cannot predict whether the Shares will trade at, below or above their net asset value.

o There can be no assurance that a secondary trading market will develop for the Shares. If a secondary trading marketing does develop, there can be no assurance that it will provide holders with liquidity for their investment or that it will continue for the life of the Shares.

o There can be no assurance that the Shares will be listed on any stock exchange for the life of the Shares. If the Shares are not listed or traded on any securities exchange or trading market, or if trading of the Shares is suspended, pricing information for the Shares may be more difficult to obtain, and the price and liquidity of the Shares may be adversely affected.

o The amount the Trust is entitled to receive pursuant to the forward purchase contract will be adjusted if 875, Inc. takes certain actions, described in this prospectus, that have the effect of splitting, combining or diluting the value of the 875, Inc. common stock. Similarly, the amount the Trust is entitled to receive will not be adjusted for other events, such as offerings of 875, Inc. common stock for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of 875, Inc. common stock by any stockholder of 875, Inc., including the contracting stockholder.

o 875, Inc. is not restricted from issuing additional 875, Inc. common stock during the term of the Trust. In addition, the stockholders of 875, Inc., including the contracting stockholder, are not precluded from selling 875, Inc. common stock. Additional issuances or sales of 875, Inc. common stock may materially and adversely affect the price of the outstanding 875, Inc. common stock.

o There can be no assurance that what you receive on the exchange date will be equal to or greater than the price that you paid for the Shares. If the reference property value is less than the issue price of the Shares, you will receive less on the exchange date than you paid for the Shares. This will result in a loss on your investment.

o An investment in the Shares affords less opportunity for equity appreciation than a direct investment in the 875, Inc. common stock. This is because the amount you receive will exceed what you paid for the Shares only if the reference property value exceeds the threshold appreciation price, which represents an appreciation of ___% over the Issue Price. However, you will realize the entire decline in value if the reference property value is less than the issue price.

o Holders will not be entitled to any rights with respect to the 875, Inc. common stock unless and until they actually receive 875, Inc. common stock in exchange for the Shares.

o If there is a bankruptcy of the contracting stockholder, it is possible that the forward purchase contract will be determined not to qualify as a "securities contract" or other protected transaction under the Bankruptcy Code. There could also be a delay while the bankruptcy court considers that issue. This could adversely affect the time of exchange or the amount that you receive in respect of the Shares.

o Generally, if the contracting stockholder satisfies its obligation under the forward purchase contract with reference property, you will not have to recognize and pay taxes until you sell the reference property. You may have to recognize and pay taxes if the contracting stockholder satisfies its obligation under the forward purchase contract with cash. However, since there is no authority as to the proper characterization of any gain or loss resulting from that event, your tax consequences are uncertain.

                                                FEE TABLE

Shareholder Transaction Expenses
     Maximum Sales Load (as a percentage of offering price).................              %(a)
     Automatic Dividend Reinvestment Plan Fees..............................    Not Applicable
Annual Expenses (as a percentage of net assets)
     Management Fees(b).....................................................                 %
     Other Expenses(c)......................................................                 %
                                                                               ==============
          Total Annual Expenses(c)..........................................                 %
                                                                               ==============


Example                                                                      1 year   3 years
-------                                                                      ------   -------

     An investor would pay the following  expenses on a $1,000  investment, including  the  maximum  sales  load  of $30  and  assuming  (1) no  annual
expenses and (2) a 5% annual return throughout the periods..............       $30      $30

------------------------

(a)     See the cover page of this prospectus and "Underwriting."
(b) See "Management Arrangements." The Trust will be internally managed; consequently, there will be no separate investment advisory fee paid by the Trust. The Bank of New York will act as the administrator of the Trust.
(c) The organization costs of the Trust in the amount of $________, fees payable to the administrator, the custodian, the paying agent and the trustees for their services in the amount of $________ and approximately $________ in respect of costs associated with the initial registration and offering of the Shares will be paid by the Underwriter. Anticipated ongoing expenses over the term of the Trust, estimated to be approximately $_______, as well as any unanticipated operating expenses of the Trust, will be paid by the contracting stockholder. See "Management Arrangements--Estimated Expenses." Absent such arrangements, the Trust's "Other Expenses" and "Total Annual Expenses" would be approximately ___% of the Trust's net assets.

        The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder in the Trust will bear directly or indirectly. The example set forth above utilizes a 5% annual rate of return as mandated by SEC regulations. The example should not be considered a representation of future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the example.

                                   THE TRUST

General

        875 Trust Company is a newly created Delaware business trust. It is a registered, non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust was created on September 20, 2001 pursuant to a Certificate of Trust, dated as of September 20, 2001, as filed in the office of the Secretary of State of the State of Delaware on September 20, 2001, and a Trust Agreement dated as of September 20, 2001, as amended and restated as of , 2002 (the "Trust Agreement"). The term of the Trust will expire on or shortly after ________, 200_, except that the Trust may be dissolved prior to such date under certain limited circumstances or extended under other circumstances.

        The Trust will be treated as a grantor trust for United States Federal income tax purposes. The Trust's principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715, and its telephone number is (302) 738-6680.

The Trustees

        The Trust will be internally managed by three individuals, none of whom is an "interested person" of the Trust as defined in the Investment Company Act. One of the Trustees will be designated as the Trust's "Managing Trustee." The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

        Each unaffiliated Trustee will be paid by the contracting stockholder, in respect of its annual fees and anticipated out-of-pocket expenses, a one-time, up-front fee of $______. The Trust's Managing Trustee will also receive an additional up-front fee of $______ for serving in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. Each of the trustees serves as a trustee of other similar trusts, but none of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

        The trustees of the Trust are:


                                         Term of    Principal
                          Position    Office and   Occupation(s)
                         Held with    Length of    During  Past   Public
Name, Age and Address    the Trust   Time Served    Five Years    Directorships
---------------------    ---------   -----------    ----------    -------------


                         [TO BE PROVIDED BY AMENDMENT]

Code of Ethics

        The Trustees of the Trust have approved a Code of Ethics under Rule 17j-1 of the 1940 Act. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Trust.


                                USE OF PROCEEDS

        The net proceeds of the offering will be approximately $__________ (or approximately ____________, if the Underwriter's over-allotment option is exercised in full), after payment of the sales load. At the time of the closing of the offering, or shortly thereafter, the net proceeds of the offering will be used to:

    o purchase a portfolio of zero-coupon U.S. treasury securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the Shares, and

    o pay the purchase price to the contracting stockholder under the forward purchase contract.


                       INVESTMENT OBJECTIVE AND POLICIES

General

    Unless the context otherwise requires, the following discussion assumes that on the exchange date the reference property consists only of 875, Inc. common stock.

    The Trust will purchase and hold (a) a series of zero-coupon U.S. treasury securities maturing on a quarterly basis through the exchange date, and (b) the forward purchase contract with the contracting stockholder relating to the reference property. The Trust's investment objective is to distribute a quarterly cash distribution of $_____ per Share to holders of the Shares (which amount equals the pro rata portion of the fixed quarterly distributions from the proceeds of the maturing U.S. treasury securities held by the Trust) and, on or such date not later than as may be elected by the contracting stockholder making a rollover offering as described below (in each case, the "exchange date" under the forward purchase contract), to exchange each Share for a percentage of the number or amount of each type of reference security and other property constituting part of the reference property (or, in certain circumstances, cash, or a combination of cash, reference securities and other property, with an equal value, or cash only if the contracting stockholder elects to engage in a rollover offering and extend the exchange date). We refer to this number or amount of reference property as the "exchange amount." The exchange amount will be determined in accordance with the following formula, which we refer to as the "exchange rate formula," subject to certain adjustments as a result of certain dilution events:

        (a) if the reference property value is greater than or equal to $________ (the "threshold appreciation price") [_____]% of the number or amount of each type of reference security and other property constituting part of the reference property per Share;

        (b) if the reference property value is less than the threshold appreciation price but is greater than $_____ (the "initial price") a percentage of the number or amount of each type of reference security and other property constituting part of the reference property, allocated as proportionately as practicable per Share, having an aggregate value (determined based on the reference property value) equal to the initial price; and

        (c) if the reference property value is less than or equal to the initial price, 100% of the number or amount of each type of reference security and other property constituting part of the reference property per Share.

        For a discussion of the adjustments that may be made to the reference property, see "--The Forward Purchase Contract--Reference Property Adjustments." There can be no assurance that the value of the reference property receivable by holders on the exchange date will be equal to or greater than the issue price of the Shares. If the reference property value is less than the threshold appreciation price, the value of the reference property receivable on the exchange date will be less than the issue price paid for the Shares, in which case an investment in Shares will result in a loss. Holders otherwise entitled to receive fractional units or interests of any reference security or other property constituting part of the reference property in respect of their aggregate holdings of Shares will receive cash in lieu thereof. See "--Fractional Interests."

        The term "reference property" initially means one share of 875, Inc. common stock and will be subject to adjustment from time to time prior to the business day immediately preceding the exchange date to reflect the addition or substitution of any cash, securities and/or other property resulting from the application of the adjustment provisions described below under "--The Forward Purchase Contract--Reference Property Adjustments." As more fully described below, upon application of such adjustment provisions, in the future the reference property may include, in addition to or in lieu of 875, Inc. common stock, other securities (including rights or warrants) of 875, Inc., securities of another issuer, cash or other property.

        The term "reference security" means, at any time, any security (as defined in Section 2(1) of the Securities Act of 1933, as amended) then constituting part of the reference property.

        The term "reference property value" means, subject to the adjustment provisions described below, the sum, determined as of 10:00 a.m. (New York City time) on the second business day preceding the exchange date, of

    o for any portion of the reference property consisting of cash, the amount of such cash;

    o for any portion of the reference property consisting of a reference security (except as described under "--Reference Property Adjustments" below), an amount equal to the average closing price per unit of such reference security on the 20 trading days immediately prior to, but not including, the second trading day preceding the exchange date multiplied by the number of units of such reference security constituting part of the reference property, and

    o for any portion of the reference property consisting of property other than cash or reference securities, the market value of such property (as determined by a nationally recognized independent investment banking firm retained for this purpose by the administrator) as of 10:00 a.m. (New York City time) on the third business day preceding the exchange date.

        The "closing price" of any reference security on any date of determination means the closing sale price (or, if no closing price is reported, the last reported sale price) of such reference security on the NYSE on that date or, if the reference security is not listed for trading on the NYSE on that date, as reported in the composite transactions for the principal United States national or regional securities exchange on which the reference security is so listed, or, if the reference security is not so listed on a United States national or regional securities exchange, as reported by The Nasdaq Stock Market or, if the reference security is not so reported on that date, the last quoted bid price for the reference security in the over-the-counter market as reported by the National Quotation Bureau or similar organization, or, if the bid price is not available, the market value of the reference security on that date as determined by a nationally recognized independent investment banking firm retained for this purpose by The Bank of New York (or its successor) as administrator of the Trust. To the extent that trading of any reference security continues past 4:00 p.m., New York City time, "closing price" shall be deemed to refer to the price at the time that is then customary for determining the trading day's index levels for stocks traded on the primary national securities exchange or automated quotation system on which the reference security is then traded or quoted. In the event that the exchange rate formula is adjusted as described under "--The Forward Purchase Contract--Reference Property Adjustments" below, each of the closing prices used in determining the reference property value will be similarly adjusted to derive, for purposes of determining which of clauses
(a), (b) or (c) of the exchange rate formula will apply on the exchange date, a reference property value stated on a basis comparable to the initial price and the threshold appreciation price.

        A "trading day" means a day on which the reference security the closing price of which is being determined (a) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business, and (b) has traded at least once on the United States national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that reference security.

        The term "business day" means any day that is not a Saturday, a Sunday or a day on which the NYSE, The Nasdaq Stock Market, or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

        Pursuant to the terms of the forward purchase contract, the contracting stockholder is obligated to deliver to the Trust on the business day immediately preceding the exchange date the aggregate number or amount of each type of reference security and other property constituting part of the reference property required by the Trust in order to exchange all of the Shares (including any Shares issued pursuant to the over-allotment option granted by the Trust to the Underwriter and Shares issued in connection with the formation of the Trust) on the exchange date. The obligation of the contracting stockholder to deliver reference property under the forward purchase contract may be cash settled, at the option of the contracting stockholder, in whole or in part. The obligation of the contracting stockholder also may be cash settled, in whole but not in part, by completing an offering of securities to refinance the Shares. We refer to such an offering as a "rollover offering." The contracting stockholder may extend the exchange date under its prepaid forward contract to not later than , 200 , but only in connection with a rollover offering. If the contracting stockholder completes a rollover offering, the contracting stockholder will deliver the cash due under its prepaid forward contract by the fifth business day after the extended exchange date. If the contracting stockholder elects to extend the exchange date to , 200 , the contracting stockholder also will have the option, in connection with the consummation of a rollover offering, of later accelerating the exchange date to between , 200 and , 200 , in which case the contracting stockholder will deliver the cash due under its forward purchase contract by the fifth business day after the accelerated exchange date.

        In addition, if the contracting stockholder has extended the exchange date, the contracting stockholder will deliver cash to be distributed as an additional partial distribution for the period beginning on , 200 and ending on the extended exchange date.

        If the contracting stockholder elects to satisfy its obligation under the forward purchase contract in whole or in part by delivering cash, holders will receive cash, or a combination of cash, reference securities and/or other property on the exchange date. On or prior to the [25th] business day preceding the exchange date, the contracting stockholder will notify the Trust administrator of its election to (a) satisfy its obligation under the forward purchase contract, in whole or in part, by delivering cash, or (b) engage in a rollover offering and satisfy its obligation under the forward purchase contract, in whole but not in part, by delivering cash. On or prior to the [tenth] business day preceding the exchange date, the Trust administrator in turn will notify The Depository Trust Company (the "Depositary") and publish a notice in a daily newspaper of national circulation stating whether the owners of the Shares will receive reference property or cash, or a combination thereof. At the time such notice is published, the reference property value will not have been determined. If the contracting stockholder elects to deliver reference property, holders will be responsible for the payment of any and all brokerage costs upon the subsequent sale thereof.

Trust Assets

        The Trust's assets primarily will consist of (a) U.S. treasury securities and (b) the forward purchase contract. The Trust may also make certain temporary investments. See "--Temporary Investments."

        For illustrative purposes only, the following table shows the number of shares of 875, Inc. common stock or amount of cash that a holder would receive for each Share on the exchange date at various hypothetical reference property values. The table assumes that there will be no reference property adjustments to the exchange rate formula because of the occurrence of any of the events described under "--The Forward Purchase Contract--Reference Property Adjustments," and, accordingly, that on the exchange date the reference property will consist of one share of 875, Inc. common stock. There can be no assurance that the reference property value on the exchange date will be within the range set forth below. Given the initial price of $______ and the threshold appreciation price of $______, a holder would receive on the exchange date the following number of shares of 875, Inc. common stock or amount of cash (in the event that the contracting stockholder elects to satisfy its obligation under the forward purchase contract, in whole, with cash) per Share:

      Reference Property              Number of
           Value                        Shares                Amount of Cash
     --------------------      ---------------------       --------------------

         $                             1.0000                  $
                                       0.9000
                                       [0.____]

        The following table sets forth information regarding the distributions to be received on the U.S. treasury securities (assuming that the Underwriter does not exercise its over-allotment option), the portion of each year's distributions that will constitute a return of capital for United States Federal income tax purposes and the portion of each year's distributions treated as original issue discount, assuming a yield-to-maturity accrual election, to a holder who acquires its Shares at the issue price from an underwriter pursuant to the offering. See "Certain United States Federal Income Tax Considerations."

                                                               Portion of        Portion of
                                           Annual Gross          Annual            Annual
                                          Distributions       Distribution      Distribution
                  Annual Gross              from U.S.          Treated as        Treated as
                  Distributions              Treasury          Return of       Original Issue
                    from U.S.             Securities per      Capital per       Discount per
  Year         Treasury Securities            Share              Share             Share
--------     -----------------------    -----------------   ----------------  ----------------
2002          $                           $                   $                 $
2003
2004
2005


        The anticipated annual distribution of $_____ per Share is payable quarterly on each _______________, ______________, _____________ and
____________, commencing ______________, 2002. Quarterly distributions on the Shares will consist solely of the cash received from the proceeds of the maturing U.S. treasury securities held by the Trust. The Trust will not be entitled to any future dividends that may be declared on the 875, Inc. common stock. See "Dividends and Distributions."

        If the contracting stockholder elects to extend the exchange date under its contract to , 200_, the contracting stockholder will secure its obligations to pay interest accruing during the period beginning on , 200_ and ending on the extended (or accelerated) exchange date by pledging U.S. treasury securities or other cash equivalents to the trust.

Enhanced Yield; Less Potential for Equity Appreciation than 875, Inc. common stock; No Depreciation Protection

        875, Inc. currently pays quarterly dividends of $ , on its common stock, a current dividend yield of __% based on the closing price on _______, 2002. Although the Shares will provide investors with a current distribution yield, the opportunity afforded by a direct investment in the Shares is less than that afforded by a direct investment in the 875, Inc. common stock. The value of the reference property receivable by a holder on the exchange date will only exceed the issue price of the Shares if the reference property value exceeds the threshold appreciation price, which represents an appreciation of ___% of the initial price. Additionally, holders are entitled to receive only _____% (the percentage equal to the initial price divided by the threshold appreciation price) of the number or amount of each type of reference security and other property constituting part of the reference property if the reference property value exceeds the threshold appreciation price. Holders will realize the entire decline in value if the reference property value is less than the initial price.

875, Inc.

        [Insert paragraph on 875, Inc.]

        The 875, Inc. common stock is traded on the New York Stock Exchange under the symbol "_____________." At _________, 2002, there were approximately ___ holders of record of 875, Inc. common stock, including Cede & Co., a nominee of the Depositary, which holds 875, Inc. common stock on behalf of an indeterminate number of beneficial owners. The table below sets forth the high and low sale prices and dividends paid per share of 875, Inc. common stock on the New York Stock Exchange for the periods indicated.

                                                            High            Low           Dividends
                                                       -------------   -------------   --------------
1999
----
First Quarter........................................  $                $               $
Second Quarter.......................................
Third Quarter........................................
Fourth Quarter.......................................

2000
----
First Quarter........................................  $                $               $
Second Quarter.......................................
Third Quarter........................................
Fourth Quarter.......................................

2001
----
First Quarter........................................  $                $               $
Second Quarter.......................................
Third Quarter
Fourth Quarter ......................................  $                $               $

2002
----
First Quarter........................................  $                $               $
Second Quarter (through May __, 2002)................  $                $               $

        The last reported sale price of the 875, Inc. common stock on the New York Stock Exchange on May __, 2002 was $_____ per share. As of
______________, 2002, 875, Inc. estimates that it had approximately _____ stockholders of record.

        Future determinations as to dividends on the 875, Inc. common stock will be at the discretion of 875's Board of Directors and will depend upon 875's earnings performance, financial condition and need for capital and such other factors as 875's Board of Directors deem relevant.

        Holders will not be entitled to receive any future dividends on the 875, Inc. common stock unless and until such time, if any, as the Trust shall have delivered 875, Inc. common stock upon exchange on the exchange date or upon early dissolution of the Trust, and unless the applicable record date for determining stockholders entitled to receive such dividends occurs after such delivery. See "Risk Factors--No Stockholder Rights."

        875, Inc. is subject to the information requirements of the Securities Exchange Act of 1934, as amended. Accordingly, 875, Inc. files reports and information statements and other information with the SEC. Copies of such material can be inspected and copied at the public reference facilities maintained by the SEC at the address specified under "Additional Information." Reports and information statements and other information concerning 875, Inc. may also be inspected at the offices of the NYSE.

        875, Inc. is not affiliated with the Trust, will not receive any of the proceeds from the sale of the Shares and will have no obligations with respect to the Shares. This prospectus relates only to the Shares offered hereby and does not relate to 875, Inc. or the 875, Inc. common stock. 875, Inc. has filed a Registration Statement on Form S-3 with the SEC with respect to the 875, Inc. common stock that may be received by a holder upon exchange on the exchange date or upon early dissolution of the Trust. The prospectus of 875, Inc. constituting a part of such Registration Statement includes information relating to 875, Inc. and the 875, Inc. common stock, including certain risk factors relevant to an investment in 875, Inc. common stock. The prospectus of 875, Inc. is being attached hereto and delivered to prospective purchasers of Shares together with this prospectus for convenience of reference only. The prospectus of 875, Inc. does not constitute a part of this prospectus, nor is it incorporated by reference herein.

The Forward Purchase Contract

        General. Pursuant to the terms of the forward purchase contract, the contracting stockholder is obligated to deliver to the Trust on the business day immediately preceding the exchange date an aggregate number or amount of each type of reference security and other property constituting part of the reference property equal to the product of the exchange amount and the aggregate number of Shares then outstanding. The obligation of the contracting stockholder to deliver reference property may be cash settled, at the option of such contracting stockholder, in whole or in part, by delivery to the Trust on the business day immediately preceding the exchange date, in lieu of the portion of the aggregate number or amount of each type of reference security and other property otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount (calculated to the nearest 1/100th of a dollar or, if there is not a nearest 1/100th of a dollar, then to the next higher 1/100th of a dollar) equal to the sum, determined as of 10:00 a.m. (New York City time) on the business day immediately preceding the exchange date, of:

        (a) for any portion of the reference property consisting of cash in respect of which an election to exercise the cash settlement option is made, the amount of such cash, with interest thereon;

        (b) for any portion of the reference property consisting of property other than cash or reference securities in respect of which an election to exercise the cash settlement option is made, the market value of such property (as determined by a nationally recognized independent investment banking firm retained for this purpose by the administrator) as of 10:00 a.m. (New York City time) on the third business day preceding the exchange date; and

        (c) for any portion of the reference property consisting of a reference security (except as described under "Reference Property Adjustments" below) in respect of which an election to exercise the cash settlement option is made, an amount equal to the average closing price per unit of such reference security on the 20 trading days immediately prior to, but not including, the second trading day preceding the exchange date multiplied by the number of units of such reference security constituting part of the reference property.

        The contracting stockholder also may, at its option, choose to engage in a rollover offering and deliver cash in lieu of delivering all, but not less than all, of the shares of common stock otherwise deliverable by it on the exchange date. We refer to this as the "rollover option." The amount of cash deliverable by the contracting stockholder upon exercise of the rollover option will be equal to the amount equal to the value (determined based on the reference property value) of the reference property the contracting stockholder otherwise would have been obligated to deliver plus an additional amount of cash described in greater detail below under "--Extension and Acceleration of the Exchange Date at the Option of Contracting Stockholder."

        Reference Property Adjustments. The reference property is subject to adjustment if an issuer of a reference security shall:


        (a) subdivide or split the outstanding units of such reference security into a greater number of units;

        (b) combine the outstanding units of such reference security into a smaller group of units;

        (c) issue by reclassification of units of such reference security any units of another security of such issuer;

        (d) issue rights or warrants to all holders of such reference security entitling them, for a period expiring prior to the fifteenth calendar day following the exchange date, to subscribe for or purchase any of its securities or other property (other than rights to purchase units of such reference security pursuant to a plan for the reinvestment of dividends or interest); or

        (e) pay a dividend or make a distribution to all holders of such reference security of cash, securities or other property (excluding any cash dividend on any reference security consisting of capital stock that does not constitute an extraordinary cash dividend (as defined below), excluding any payment of interest on any reference security consisting of an evidence of indebtedness and excluding any dividend or distribution referred to in clause (a), (b), (c) or (d) above) or issue to all holders of such reference security rights or warrants to subscribe for or purchase any of its securities or other property (other than those referred to in clause (d) above) (any of the foregoing cash, securities or other property or rights or warrants are referred to as the "Distributed Assets" (any such event described in clause (a), (b), (c), (d) or (e), a "Dilution Event").

        In the case of the Dilution Events referred to in clauses (a), (b) and
(c) above, the reference property shall be adjusted to include the number of units of such reference security and/or security of such issuer which a holder of units of such reference security would have owned or been entitled to receive immediately following any such event had such holder held, immediately prior to such event. Each such adjustment shall become effective immediately after the effective date for such subdivision, split, combination or reclassification, as the case may be. Each such adjustment shall be made successively.

        In the case of the Dilution Event referred to in clause (d) above, the reference property shall be adjusted to include an amount in cash equal to the fair market value (determined as described below), as of the fifth business day (except as provided below) following the date on which such rights or warrants are received by securityholders entitled thereto (the "Receipt Date"), of each such right or warrant multiplied by the product of (A) the number of such rights or warrants issued for each unit of such reference security and (B) the number of units of such reference security constituting part of the reference property on the date of issuance of such rights or warrants, immediately prior to such issuance, without interest thereon. For purposes of the foregoing, the fair market value of each such right or warrant shall be the quotient of (x) the highest net bid, as of approximately 10:00 a.m., New York City time, on the fifth business day following the Receipt Date for settlement three business days later, by a recognized securities dealer in The City of New York selected by or on behalf of the administrator (from three (or such fewer number of dealers as may be providing such bids) such recognized dealers selected by or on behalf of the administrator), for the purchase by such quoting dealer of the number of rights or warrants (the "Aggregate Number") that a holder of such reference security would receive if such holder held, as of the record date for determination of stockholders entitled to receive such rights or warrants, a number of units of such reference security equal to the product of (1) the aggregate number of outstanding Shares as of such record date and (2) the number of units of such reference security constituting part of the reference property, divided by (y) the Aggregate Number. Each such adjustment shall become effective on the fifth business day following the Receipt Date of such rights or warrants. If for any reason the administrator is unable to obtain the required bid on the fifth business day following the Receipt Date, it shall attempt to obtain such bid at successive intervals of three months thereafter and on the third business day prior to the exchange date until it is able to obtain the required bid, or, if earlier, until the third business day prior to the exchange date. From the date of issuance of such rights or warrants until the required bid is obtained or those efforts end on that business day, the reference property shall include the number of such rights or warrants issued for each unit of such reference property on the date of issuance of such rights or warrants, immediately prior to such issuance, and such rights or warrants constituting part of the reference property shall be deemed for all purposes hereof to have a fair market value of zero.

        In the case of the Dilution Event referred to in clause (e) above, the reference property shall be adjusted to include, from and after such dividend, distribution or issuance, (x) in respect of that portion, if any, of the Distributed Assets consisting of cash received for each unit of such reference security multiplied by the number of units of such reference security constituting part of the reference property on the date of such dividend, distribution or issuance, immediately prior to such dividend, distribution or issuance, without interest thereon, plus (y) in respect of that portion, if any, of the Distributed Assets which are other than cash, the number or amount of each type of Distributed Assets other than cash received with respect to each unit of reference security multiplied by the number of units of such reference security constituting part of the reference property on the date of such dividend, distribution or issuance, immediately prior to such dividend, distribution or issuance.

        An "extraordinary cash dividend" means, with respect to any consecutive 12-month period, the amount, if any, by which the aggregate amount of all cash dividends on any reference security consisting of capital stock occurring in such 12-month period (or, if such reference security was not outstanding at the commencement of such 12-month period, occurring in such shorter period during which such reference security was outstanding) exceeds on a per share basis 10% of the average of the closing prices per share of such reference security over such 12-month period (or such shorter period during which such reference security was outstanding); provided that, for purposes of the foregoing definition, the amount of cash dividends paid on a per share basis will be approximately adjusted to reflect the occurrence during such period of any stock dividend or distribution of shares of capital stock of the issuer of such reference security or any subdivision, split, combination or reclassification of shares of such reference security.

        In the event of:

        (A) any consolidation or merger of an issuer of a reference security with or into another entity (other than a merger or consolidation in which such issuer is the continuing corporation and in which the reference security outstanding immediately prior to the consolidation or merger is not exchanged for cash, securities or other property of such issuer or another entity),

        (B) any sale, transfer, lease or conveyance to another corporation of the property of an issuer of a reference security as an entirety or substantially as an entirety,

        (C) any statutory exchange of securities of an issuer of a reference security with another entity (other than in connection with a merger or acquisition),

        (D) any liquidation, dissolution, winding up or bankruptcy of an issuer of a reference security (excluding any distribution in such Dilution Event referred to in clause (e) above) (any such event described in clause (A), (B), (C), or (D), a "Reorganization Event"), the reference property shall be adjusted to include, from and after the effective date for such Reorganization Event, in lieu of the number of units of such reference security constituting part of the reference property immediately prior to the effective date for such Reorganization Event, the amount or number of any cash, securities and/or other property owned or received in such Reorganization Event with respect to each unit of such reference security multiplied by the number of units of such reference security constituting part of the reference property immediately prior to the effective date for such Reorganization Event.

        In the event that an issuer of a reference security pays a dividend or makes a distribution on shares of its common stock consisting of capital stock of, or similar equity interests in, a subsidiary or other business unit of such issuer, the reference property may be adjusted based on the market value of the securities so distributed relative to the market value of such issuer's common stock, in each case based on the average sale prices of those securities for the 10 trading days commencing on and including the fifth trading day after the date on which "ex-dividend trading" commences for such dividend or distribution on the NYSE or such other national or regional exchange or market on which the securities are then listed or quoted.

        The administrator is required, within ten business days following the occurrence of an event that requires an adjustment to the reference property (or if the administrator is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to the holders of the occurrence of such event and a statement in reasonable detail setting forth the amount or number of each type of reference security and other property the constituting part of the reference property, the adjusted exchange rate formula and the method by which the adjustment to the exchange rate formula was determined, provided that, in respect of any adjustment to the reference property value, such notice will only disclose the factor by which each of the closing prices used in determining the reference property value is so multiplied in order to determine the exchange amount on the exchange date.

        No adjustments to the reference property will be made for certain other events, such as offerings of 875, Inc. common stock by 875, Inc. for cash or in connection with acquisitions. Likewise, no adjustments to the reference property will be made for any sales of 875, Inc. common stock by any stockholder of 875, Inc. (including the contracting stockholder and beneficiaries of the contracting stockholder).

        Extension and Acceleration of the Exchange Date at the Option of Contracting Stockholder. If the contracting stockholder elects the rollover option and intends to make a rollover offering, as defined below, the contracting stockholder may extend the exchange date under the forward purchase contract to not later than , 200_. If the contracting stockholder extends the exchange date, it will not be required to deliver the cash value of the common stock under the forward purchase contract until , 200_. However, once the contracting stockholder extends the exchange date, the contracting stockholder then can accelerate the exchange date under the forward purchase contract to any date between , 200_ and , 200_ if such acceleration is to occur in connection with the consummation of a rollover offering.

        If the contracting stockholder extends the exchange date under the forward purchase contract in connection with a rollover offering, the contracting stockholder also must deliver to the trust an additional amount of cash on the extended or accelerated exchange date to be distributed as an additional distribution to the holders of the Shares in respect of the period between the originally scheduled exchange date and the exchange date as so extended or accelerated. In addition, the contracting stockholder will be required to pledge U.S. treasury securities to secure its obligation to deliver cash for this additional distribution. See "-- Collateral Requirements of the Forward Contracts; Acceleration." The amount of the additional distribution that would be paid on the Shares would be equal to a portion of the regular quarterly distribution on the Shares pro-rated to reflect the number of days by which the exchange date is extended or accelerated. For example, if the exchange date under the forward purchase contract is extended to , 200_ and then accelerated to , 200_ (i.e., two-thirds of the time between , 200_ and , 200_), the additional distribution would be equal to two-thirds of the regular quarterly distribution. If the contracting stockholder extends or accelerates the exchange date under the forward purchase contract, the trust will receive the cash payable as an additional distribution to the holders of Shares within five business days after the extended or accelerated exchange date, and the amount of cash will be calculated as of the extended or accelerated exchange date.

        Rollover Offerings. The contracting stockholder has the option to deliver cash instead of all, but not less than all, of the reference property on the exchange date (whether or not extended) by completing a rollover offering to refinance the Shares.

        The term "rollover offering" means a reoffering or refinancing of the Shares effected by the contracting stockholder not earlier than , 200_ by means of a completed public offering or offerings or another similar offering (which may include one or more exchange offers), by or on behalf of the contracting stockholder. If the contracting stockholder consummates a rollover offering, the "exchange price" will be the closing price per share of the common stock on the trading day immediately preceding the date that the rollover offering is priced (which we refer to as the pricing date) or, if the rollover offering is priced after 4:30 p.m. New York City time, on the pricing date, the closing price per share on the pricing date.

        If the contracting stockholder carries out a rollover offering that is consummated on or before the extended exchange date, the cash payable by the contracting stockholder under the forward purchase contract will be delivered to the trust within five business days after the exchange date (which may be extended and accelerated as described above) instead of on the exchange date itself. Accordingly, owners of the Shares may not receive the cash deliverable in exchange for the Shares until the fifth business day after the exchange date.

        If the contracting stockholder extends the exchange date but fails to complete a rollover offering prior to , 200_, the extended exchange date will be , 200_ and the exchange price will be calculated as set forth under "--Trust Assets" above using , 200_ as the exchange date.

        The trust will notify the owners of the Shares (1) if the contracting stockholder elects to settle with cash in whole or in part, or, in connection with a rollover offering, in whole, not less than 30 days nor more than 90 days prior to the exchange date, (2) if the contracting stockholder elects to extend the exchange date in connection with a rollover offering, not less than 30 days or more than 90 days prior to the exchange date as in effect when the election is made and (3) if the contracting stockholder accelerates the exchange date in connection with a rollover offering, not later than 10:00 a.m. on the accelerated exchange date.

        Reorganization Events Causing a Dissolution of the Trust. Notwithstanding anything to the contrary contained in the forward purchase contract, if any Reorganization Event with respect to 875, Inc. or any surviving entity or subsequent surviving entity of 875, Inc. (a "875, Inc. successor"), occurs, the contracting stockholder's obligations under the forward purchase contract shall be automatically accelerated and the contracting stockholder shall be obligated to deliver to the Trust, on the tenth business day after the effective date for such Reorganization Event (the "Early Settlement Date"), the aggregate number or amount of each type of reference security and other property constituting part of the reference property that would be required to be delivered on such date under the forward purchase contract if the exchange date were redefined to be the Early Settlement Date.

        If a Reorganization Event with respect to 875, Inc. or any 875, Inc. successor occurs, the Trust's assets (other than assets received pursuant to the forward purchase contract) will be liquidated, the net assets of the Trust will be distributed pro rata to the holders and the term of the Trust will expire. In such event, the U.S. treasury securities will be sold by the Trust, and the proceeds therefrom will be distributed along with reference property received under the forward purchase contract on the Early Settlement Date after providing for any expenses of the Trust.

        Collateral Arrangements; Acceleration Upon Default by Contracting Stockholder. Pursuant to a security and pledge agreement among the contracting stockholder, the Trust and The Bank of New York, as collateral agent, the contracting stockholder's obligations under the forward purchase contract will be secured by a security interest in the maximum number or amount of each type of reference security and other property constituting part of the reference property (initially the 875, Inc. common stock) deliverable by the contracting stockholder under the forward purchase contract (subject to adjustment in accordance with the adjustment provisions of the forward purchase contract, described above).

        The collateral agent will promptly pay over to the contracting stockholder any dividends, interest, principal or other payments received by the collateral agent in respect of any collateral pledged by the contracting stockholder, unless the contracting stockholder is in "Default" or unless the payment of such amount to the contracting stockholder would cause the collateral to become insufficient under the security and pledge agreement. The contracting stockholder shall have the right to vote any pledged units of any reference security for so long as such units are owned by it and pledged under the security and pledge agreement, unless an event of default occurs under the forward purchase contract or the security and pledge agreement.

        A "Collateral Event of Default" under the security and pledge agreement means, at any time, failure of the collateral to consist of at least the maximum number or amount of each type of reference security and other property constituting part of the reference property deliverable by the contracting stockholder under the forward purchase contract at such time if such failure is not remedied on or before the third business day after written notice of such failure is given to the contracting stockholder.

        The occurrence of a Collateral Event of Default or the bankruptcy or insolvency of the contracting stockholder (each such event, a "Default") under the security and pledge agreement will cause an automatic acceleration of the contracting stockholder's obligation under the forward purchase contract. In any such event, the contracting stockholder will become obligated to deliver a number or amount of each type of reference security and other property constituting part of the reference property, allocated as proportionately as practicable, having an aggregate value equal to the "Aggregate Acceleration Value" of the forward purchase contract. The Aggregate Acceleration Value will be based on an "Acceleration Value" determined by the administrator on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement between the Trust and such dealer that would have the effect of preserving the Trust's rights to receive the number or amount of each type of reference security and other property constituting part of the reference property under a portion of the forward purchase contract that corresponds to 1,000 of the Shares offered hereby. The administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be such quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by 1,000 and multiplying the quotient by the aggregate number of Shares then outstanding, except that, if no quotations are provided, the Aggregate Acceleration Value will be the value of the aggregate number or amount of each type of reference security and other property constituting part of the reference property that would be required to be delivered on such date under the forward purchase contract if the exchange date were redefined for all purposes to be the acceleration date. Upon the occurrence of a Default, the number or amount of each type of reference security and other property constituting part of the reference property deliverable for each Share will be based solely on the Aggregate Acceleration Value described above for the forward purchase contract.

        For purposes of the security and pledge agreement, unless otherwise specifically provided, the value of a number or amount of any type of reference property shall be:

o for any reference property consisting of cash, the amount of such cash at the time of valuation;

o for any reference property consisting of property other than cash or reference securities, the fair market value of such property (as determined by a nationally recognized independent investment banking firm retained for this purpose by the administrator) as of the time of valuation of such property; and

o for any reference property consisting of a reference security, an amount equal to the market price of a unit of such reference security at the time of valuation multiplied by the number of units of such reference security then being valued.

        The collateral agent is a "financial institution" for purposes of Sections 555 and 101(22) of Title 11 of the United States Code. The Trust believes that the collateral agent will be the agent and custodian for the Trust such that the Trust will be a "financial institution" as defined in
Section 101(22) of the Bankruptcy Code. Upon any acceleration, the collateral agent will distribute to the Trust, for distribution pro rata to the holders, the Aggregate Acceleration Value in the form of reference property then pledged. See "--Trust Dissolution."

        Fractional Interests. No fractional units of any reference security will be delivered to the Trust if the contracting stockholder satisfies its obligations under the forward purchase contract in whole or in part by delivering reference property. In lieu of any fractional unit otherwise deliverable in respect of the contracting stockholder's obligations under the forward purchase contract, the Trust shall be entitled to receive an amount in cash equal to the value of such fractional unit based on the average closing price per unit of such reference security on the 20 trading days immediately prior to, but not including, the second trading day preceding the exchange date.

        To the extent practicable, the contracting stockholder will deliver fractional interests of any reference property other than cash or a reference security if the contracting stockholder satisfies its obligations under the forward purchase contract in whole or in part by delivering reference property. If such delivery is not practicable, in lieu of delivering any such fractional interest otherwise deliverable in respect of the contracting stockholder's obligations under the forward purchase contract, the Trust shall be entitled to receive an amount in cash equal to the value of such fractional interest based on the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the administrator) as of 10:00 a.m. (New York City time) on the third business day preceding the exchange date of such reference property other than cash or a reference security.

        Description of Contracting Stockholder. The contracting stockholder is [_________]. Specific information regarding the holdings of 875, Inc. common stock by the contracting stockholder is included in the accompanying prospectus of 875, Inc.

        Purchase Price. The purchase price under the forward purchase contract is equal to $___________ in the aggregate (or $___________ if the Underwriter exercises its over-allotment option in full) and is payable to the contracting stockholder by the Trust on or about May __, 2002. No other consideration is payable by the Trust to the contracting stockholder in connection with its acquisition of the forward purchase contract or the performance of the forward purchase contract by the contracting stockholder.

        Valuation for Investment Company Act Purposes. In calculating the Trust's net asset value as required by the Investment Company Act, the Trust Agreement provides that (i) the U.S. treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees,
(ii) short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable and (iii) the forward purchase contract will be valued by the Trust at fair value as determined in good faith at the direction of the Trustees (if necessary, through consultation with accountants, bankers and other specialists). See "Net Asset Value."

The U.S. Treasury Securities

        The Trust will purchase and hold a series of zero-coupon U.S. treasury securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the Shares. Up to ___% of the Trust's total assets may be invested in these U.S. treasury securities. If the forward purchase contract is accelerated as described under

"--Reorganization Event Causing a Termination of the Trust," or "--Collateral Arrangements; Acceleration," the administrator will distribute pro rata to the holders all or a portion of such U.S. treasury securities then held in the Trust, together with amounts distributed upon acceleration.

Temporary Investments

        For cash management purposes, the Trust may invest the proceeds of the U.S. treasury securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day before the next distribution date. Under the paying agent agreement, the paying agent is responsible for investing, as instructed by the Trustees, all such cash that is not paid to cover Trust expenses in short-term U.S. treasury securities maturing on or shortly before the next quarterly distribution date. Not more than 5% of the Trust's total assets will be invested in those short-term obligations or held in cash at any one time.

Investment Company Act Exemption

        The SEC has issued an order that exempts the Trust from the requirements of Section 12(d)(1) of the Investment Company Act that restrict the amount of securities that registered investment companies could otherwise own. Accordingly, the Trust may hold securities in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act. However, the Trust will be required to vote its securities in proportion to the votes of all other holders.

Trust Dissolution

        The Trust will dissolve on or shortly after the exchange date (whether accelerated or extended), except if dissolved earlier under certain limited circumstances. Although the Trust has adopted a fundamental policy that it will not dispose of the forward purchase contract prior to the exchange date, under certain circumstances the forward purchase contract may terminate prior to the exchange date. In the event that a Reorganization Event or Default shall have occurred, the net assets of the Trust would be distributed pro rata to the holders and the term of the Trust would expire. See "--Reorganization Event Causing Termination of the Trust" and "--Collateral Arrangements; Acceleration."

        Written notice of any dissolution shall be sent to holders specifying the record date for the distribution to holders, the amount distributable (including, if applicable, the number of shares of 875, Inc. common stock or, if a Reorganization Event shall have occurred, the number of units of any Marketable Security) with respect to each Share and the time of dissolution as determined by the Trustees. Any such notice will be provided by mail, sent to each holder at such holder's address as it appears on the register for the Shares, first class, postage prepaid not less than nine days prior to the date on which such distribution is to be made. At or prior to the mailing of such notice, the administrator shall publish a public announcement in The Wall Street Journal or another daily newspaper of national circulation.

Fractional Interests

        No fractional units of any reference security, or fractional interests of any reference property other than cash or a reference security, will be distributed by the Trust to holders upon exchange on the exchange date or upon early dissolution of the Trust. All fractional units or interests to which holders would otherwise be entitled will be aggregated and liquidated by the administrator and, in lieu of the fractional unit or interests to which a holder would otherwise have been entitled in respect of the total number of Shares held by such holder, such holder will receive its pro rata portion of the proceeds from such liquidation.

                            INVESTMENT RESTRICTIONS

The Trust has adopted the following fundamental policies:

o the Trust will invest at least [__]% of its total assets in the forward purchase contract;

o the forward purchase contract may not be disposed of during the term of the Trust;

o the U.S. treasury securities held by the Trust may not be disposed of before the earliest of their respective maturities, the occurrence of a Reorganization Event or a default by the contracting stockholder under the forward purchase contract, and the termination of the Trust; and

o the Trust may not purchase any securities or instruments other than the U.S. treasury securities, the forward purchase contract and the Reference Property or other assets received pursuant to the forward purchase contract and, for cash management purposes, the short-term obligations of the U.S. Government described under "--Temporary Investments," issue any securities or instruments except for the Shares; make short sales or purchases on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; make loans (other than the purchase of stripped U.S. Treasury securities as described in this prospectus); or take any action that would or could cause the Trust not to be a "grantor trust" for purposes of the U.S. federal income tax laws.

        The foregoing investment objective and policies are fundamental policies of the Trust that may not be changed without the approval of a majority of the Trust's outstanding Shares. A "majority of the Trust's outstanding Shares" means the lesser of (i) 67% of the Shares represented at a meeting at which more than 50% of the outstanding Shares are represented, and
(ii) more than 50% of the outstanding Shares.

        The Trust has adopted a fundamental policy to invest at least [ ]% of its portfolio in the forward purchase contract. The forward purchase contract will comprise approximately _____% of the Trust's initial assets. The Trust has also adopted a fundamental policy that the forward purchase contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the exchange date due to the occurrence of a Reorganization Event or in the event of a Default by the contracting stockholder, the U.S. treasury securities may not be disposed of (other than by distribution to the holders) prior to their respective maturities. The foregoing fundamental policies of the Trust may not be changed without the vote of 100% in interest of the holders.

        Because of the foregoing limitations, the Trust's investments will be concentrated initially in the [_________] industry, which is the industry in which 875, Inc. currently operates. However, to the extent that in the future 875, Inc. diversifies its operations into one or more other industries, or the reference property includes a reference security of an issuer which operated in another industry, the Trust's investments will be less concentrated in the [_________] industry.


                                 RISK FACTORS

        You should consider carefully, in addition to the other information contained in this prospectus and the accompanying prospectus of 875, Inc., the following factors before purchasing the Shares.

The Trust will have no active portfolio management and will be managed internally.

        It is a fundamental policy of the Trust that the forward purchase contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the exchange date due to the occurrence of a Reorganization Event or in the event of a Default, the U.S. treasury securities may not be disposed of (other than by distribution to the holders) prior to their respective maturities. As a result, the Trust will continue to hold the forward purchase contract despite any significant decline in the market price of the reference property, including the 875, Inc. common stock, or adverse changes in the financial condition of the issuer of any reference security, including 875, Inc. The Trust will not be managed like a typical closed-end investment company. The Trust will be internally managed by its trustees and will not have a separate investment advisor.

The Shares have no trading history and it is possible that the Shares may trade at a discount from their net asset value.

        The Shares have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the Shares may vary considerably prior to the exchange date due to, among other things, fluctuations in trading prices of the 875, Inc. common stock (which may occur due to changes in the financial condition, results of operations or prospects of 875, Inc., or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the 875, Inc. common stock is traded and the market segment of which 875, Inc. is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

        The Shares are a new issue of securities and, accordingly, have no established trading market. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders with liquidity of investment or that it will continue for the life of the Shares. The Trust will apply to have the Shares listed on the NYSE. There can be no assurance that the Shares will be approved for listing or that they will not later be delisted or that trading in the Shares on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the Shares on another national securities exchange or for quotation on another trading market. If the Shares are not listed or traded on any securities exchange or trading market, or if trading of the Shares is suspended, pricing information for the Shares may be more difficult to obtain, and the price and liquidity of the Shares may be adversely affected.

        The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the Shares will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The Shares are not subject to redemption by the Trust.

The Shares are subject to reference property adjustments in certain circumstances.

        The reference property (or the amount of cash or combination of cash and any reference property) that the Trust is entitled to receive pursuant to the forward purchase contract on the business day immediately preceding the exchange date is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of 875, Inc. that modify its capital structure. See "Investment Objective and Policies--The Forward Purchase Contract--Reference Property Adjustments." Such reference property (or the amount of cash or combination of cash and reference property) to be received by the Trust will not be adjusted for other events, such as offerings of 875, Inc. common stock for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of 875, Inc. common stock by any stockholder of 875, Inc. (including the contracting stockholder).

        875, Inc. is not restricted in connection with the Shares from issuing additional 875, Inc. common stock during the term of the Trust. In addition, the stockholders of 875, Inc. (including the contracting stockholder) are not precluded from selling 875, Inc. common stock, either pursuant to Rule 144 under the Securities Act or by causing 875, Inc. to register such shares. Neither 875, Inc. nor any stockholder of 875, Inc. has any obligation to consider the interests of the holders for any reason. Additional issuances or sales may materially and adversely affect the price of the 875, Inc. common stock and, because of the relationship of the percentage of the reference property (or the amount of cash or combination of cash and reference property) to be received pursuant to the forward purchase contract to the price of the 875, Inc. common stock, such other events may materially and adversely affect the trading price of the Shares. There can be no assurance that 875, Inc. will not take any of the foregoing actions, or that it will not make offerings of, or that stockholders (including the contracting stockholder) will not sell any, 875, Inc. common stock in the future, or as to the amount of any such offerings or sales.

The Trust has a limited term.

        The term of the Trust will expire on or shortly after the exchange date (whether accelerated or extended), unless the Trust is dissolved earlier under certain limited circumstances. On or shortly after the exchange date, the Trust will distribute the reference property and/or cash received by the Trust pursuant to the forward purchase contract and other net assets held by the Trust pro rata to the holders and dissolve shortly thereafter. In the event that a Reorganization Event or a Default shall have occurred, the net assets of the Trust would be distributed pro rata to holders and the term of the Trust would expire.

The Trust has a non-diversified portfolio.

        The Trust's assets will consist almost entirely of the forward purchase contract and the U.S. treasury securities. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

The trading value of the Shares may be affected by the 875, Inc. common stock trading prices and other factors.

        The terms of the Shares are similar to those of ordinary equity securities in that the value of the reference property (or, pursuant to the right of the contracting stockholder, the amount of cash or combination of cash and reference property) that a holder will receive on the exchange date is not fixed, but is based on the reference property value (see "Investment Objective and Policies--General" and "--The Forward Purchase Contract").

        There can be no assurance that the amount receivable by the holder on the exchange date will be equal to or greater than the issue price paid for the Shares. If the reference property value is less than the initial price, the amount receivable on the exchange date will be less than the issue price paid for the Shares, in which case an investment in Shares will result in a loss. Accordingly, a holder assumes the risk that the market value of the 875, Inc. common stock may decline, and that such decline could be substantial. Reference is made to the accompanying prospectus of 875, Inc., including the information under the caption "Risk Factors" therein.

        The trading prices of the Shares in the secondary market will be affected by the trading prices of the 875, Inc. common stock in the secondary market. It is impossible to predict whether the price of the 875, Inc. common stock will rise or fall. Trading prices of the 875, Inc. common stock will be influenced by 875's operating results and prospects and by economic, financial and other factors and market conditions that can affect the capital markets generally, including the level of, and fluctuations in, the trading prices of stocks generally and sales of substantial amounts of 875, Inc. common stock in the market subsequent to the offering or the perception that such sales could occur.

There are limitations on the opportunity for equity appreciation on the Shares and a possibility of losses on your investment in Shares.

        The opportunity for equity appreciation afforded by an investment in the Shares is less than the opportunity for equity appreciation afforded by a direct investment in the 875, Inc. common stock because the amount receivable by a holder upon exchange on the exchange date will exceed the issue price of such Shares only if the reference property value exceeds the threshold appreciation price (which represents an appreciation of ___% over the initial price). Additionally, each Share will entitle the holder to receive on the exchange date only _____% (the percentage equal to the initial price divided by the threshold appreciation price) of any appreciation of the reference property value above the threshold appreciation price. See "Investment Objective and Policies--The Forward Purchase Contract." Because the value of the reference property is subject to market fluctuations, the value of the reference property (or, pursuant to the right of the contracting stockholder, the amount of cash or combination of cash and reference property) received by a holder in exchange for a Share on the exchange date, determined as described herein, may be more or less than the issue price paid for such Share.

There are no stockholder rights in connection with the reference property.

        Holders will not be entitled to any rights with respect to the reference property (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect of any reference property) until such time, if any, as the Trust shall have delivered the reference property upon exchange on the exchange date or upon early dissolution of the Trust, and unless the applicable record date, if any, for the exercise of such right occurs after such delivery. For example, in the event that an amendment is proposed to the articles of incorporation of 875, Inc. and the record date for determining the stockholders of record entitled to vote on such amendment occurs prior to such delivery, holders will not be entitled to vote on such amendment.

        The contracting stockholder is not responsible for the determination or calculation of the amount receivable by holders upon exchange on the exchange date or upon early dissolution of the Trust. The forward purchase contract among the Trust, the collateral agent and the contracting stockholder is a commercial transaction and does not create any rights in, or for the benefit of, any third party, including any holder.

There are risks to holders in the event of a bankruptcy.

        The Trust believes that the forward purchase contract will constitute a "securities contract" for purposes of the Bankruptcy Code, performance of which would not under Section 555 of the Bankruptcy Code be subject to the automatic stay provisions of the Bankruptcy Code in the event of bankruptcy of any donor of the contracting stockholder. It is, however, possible that the forward purchase contract will be determined not to qualify as a "securities contract" or other protected transaction under Sections 556 and 560 of the Bankruptcy Code for this purpose (or that there will be a delay while the bankruptcy court considers such issue), in which case the bankruptcy of any donor of the contracting stockholder may cause a delay in settlement of the forward purchase contract with the contracting stockholder, or otherwise subject the forward purchase contract to the bankruptcy proceedings, which could adversely affect the time of exchange or, as a result, the amount received by the holders in respect of the Shares.

There are tax implications to consider when investing in the Shares.

        Holders may experience a taxable event upon the exchange of Shares to the extent that the contracting stockholder satisfies its obligation under the forward purchase contract in whole or in part with cash (including upon the occurrence of a Reorganization Event). Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to holders as a result of the contracting stockholder satisfying its obligation under the forward purchase contract, in whole or in part, with cash is uncertain. Accordingly, prospective investors in the Shares should consult their own tax advisors in this regard. Investors should also consult their own tax advisors concerning the proper treatment of their pro rata share of the Trust's fees and expenses, and the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the Shares arising under the laws of any other taxing jurisdiction. The tax consequences of investing in the Shares are described in greater detail under "Certain United States Federal Income Tax Considerations."


                           DESCRIPTION OF THE SHARES

        Each Share represents an equal proportional interest in the Trust, and a total of _________ Shares will be issued, assuming the Underwriter does not exercise its over-allotment option. Upon liquidation of the Trust, holders are entitled to share pro rata in the net assets of the Trust available for distribution. The Shares have no preemptive, redemption or conversion rights. The Shares, when issued and outstanding, will be fully paid and nonassessable.

        Holders are entitled to one vote for each Share held on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trust intends to hold annual meetings as required by the rules of the NYSE. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Shares, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the Shares or to vote on other matters upon the written request of the record holders of more than 50% of the Shares (unless substantially the same matter was voted on during the preceding 12 months).

Book-Entry System

        The Shares will be issued in the form of one or more global securities, the "Global Securities," deposited with the Depositary and registered in the name of a nominee of the Depositary.

        The Depositary has advised the Trust and the Underwriter as follows:
The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary, called "participants," and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

        Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective Shares represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriter. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

        So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the Shares. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the Shares registered in their names and will not receive or be entitled to receive physical delivery of the Shares in definitive form and will not be considered the owners or holders thereof.

        Payment of reference property or amounts payable or other consideration deliverable on exchange of, and any quarterly distributions on, Shares registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the administrator, the paying agent or the custodian for the Shares will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

        The Trust expects that the Depositary, upon receipt of any payment in respect of a Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers registered in "street name," and will be the responsibility of such participants.

        A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue Shares in definitive registered form in exchange for the Global Security representing such Shares. In addition, the Trust may at any time and in its sole discretion determine not to have any Shares represented by one or more Global Securities and, in such extent, will issue Shares in definitive form in exchange for all of the Global Securities representing the Shares. Further, if the Trust so specifies with respect to the Shares, an owner of a beneficial interest in a Global Security representing Shares may, on terms acceptable to the Trust and the Depositary for such Global Security, receive Shares in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of Shares represented by such Global Security equal in number to that represented by such beneficial interest and to have such Shares registered in its name.

        According to the Depositary, the foregoing information with respect to the Depositary has been provided to the industry for informational purposes only and is not intended to serve as a representation, warranty, or contract modification of any kind.

                            MANAGEMENT ARRANGEMENTS

Portfolio Management and Administration

        The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The Trustees of the Trust will authorize the purchase of the forward purchase contract and the U.S. treasury securities as directed by the Trust Agreement. It is a fundamental policy of the Trust that the forward purchase contract may not be disposed of during the term of the Trust and that the U.S. treasury securities may not be disposed of (other than by distribution to the holders) prior to their respective maturities.

        The contracting stockholder will pay all expenses incurred in the operation of the Trust, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the administrator, the custodian and the paying agent, expenses of registering the Shares under Federal and state securities laws, SEC fees, fees and expenses of Trustees, accounting costs, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Trust. See "--Estimated Expenses."

Administrator

        The Trust's day-to-day affairs will be managed by The Bank of New York, as trust administrator pursuant to an administration agreement. Under the administration agreement, the Trustees have delegated most of their operational duties to the administrator, including without limitation, the duties to:

o       receive and pay all invoices for expenses incurred by the Trust;

o with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust);

o       instruct the paying agent to pay distributions on Shares;

o prepare, mail, file and publish all notices, proxies, reports, tax returns and other documents for the Trust, or direct the Trust's paying agent to do so, and keep the Trust's books and records;

o select and engage an independent investment banking firm when the Trust is required to do so under the forward purchase contract;

o at the direction of the Trustees, and upon being furnished with reasonable security and indemnity as the administrator may require, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and

o make all necessary arrangements with respect to meetings of Trustees and any meetings of holders.

        The administrator will not select the independent public accountants for the Trust or sell or otherwise dispose of the Trust's assets (except in connection with the settlement of the forward purchase contract on the business day immediately preceding the exchange date and when the Trust terminates).

        The address of the administrator is 101 Barclay Street, New York, New York 10286.

Custodian

        The Trust's assets will be held by The Bank of New York as the Trust's custodian under a custodian agreement. In the event of any termination of the custodian agreement by the Trust or the resignation of the custodian, the Trust must engage a new custodian to carry out the duties of the custodian as set forth in the custodian agreement.

Collateral Agent

        The custodian will also act as collateral agent under the security and pledge agreement. The collateral agent will hold a perfected security interest in the reference property and U.S. treasury securities or other assets pledged by the contracting stockholder under the security and pledge agreement. If the contracting stockholder defaults under the forward purchase contract or the security and pledge agreement, the collateral agent will sell the collateral pledged by the contracting stockholder and pay the proceeds of that sale to the custodian for distribution to the holders of the Shares.

Paying Agent

        The paying agent, transfer agent and registrar for the Shares is The Bank of New York pursuant to a paying agent agreement. In the event of any termination of the paying agent agreement by the Trust or the resignation of the paying agent, the Trust will use its best efforts to engage a new paying agent to carry out the duties of the paying agent.

        Except for its roles as administrator, custodian and paying agent of the Trust, and except for its role as collateral agent under the security and pledge agreement, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

Other Information Concerning the Trust's Agents.

        The administrator, the custodian, the collateral agent and the paying agent each have the right to resign at any time on 60 days notice to the Trust. The Trustees have the right to remove any of these agents of the Trust at any time on 60 days' notice or immediately if the agent defaults under the applicable agreement or the Investment Company Act, suffers a bankruptcy, merges without the Trust's consent or under several other circumstances. In order to ensure that all the agents of the Trust are the same financial institution or affiliate financial institutions, if any of these agents resigns or is removed, the appointment of each of the other agents automatically terminates. However, no resignation or removal of any of these agents will be effective until a successor is appointed. If any of these agents resigns or is removed, the Trustees are required to appoint a successor with the qualifications specified in the trust agreement.

Indemnification

        The Trust, to the fullest extent permitted by law, will indemnify each Trustee, the administrator, the paying agent and the custodian against any claim, liability, loss which it may incur in acting in that capacity and any reasonable expense incurred in connection with any such claim, liability or loss (including the reasonable costs and expenses of the defense against any claim or liability) except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties. Subject to the satisfaction of certain conditions, the contracting stockholder will reimburse the Trust for any amounts it may be required to pay under these indemnifications.

Estimated Expenses

        At the closing of the offering, the contracting stockholder will pay to each of the administrator, the custodian and the paying agent a one-time, up-front fee of $_______. In addition, the contracting stockholder will pay to the administrator at the closing of the offering an amount, estimated to be approximately $_______, in respect of certain anticipated ongoing expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be paid by the contracting stockholder include, among other things:

        o       expenses for legal and independent accountants' services;

        o costs of printing proxies, Shares certificates and holder reports; and

        o       stock exchange fees.

        Organization costs of the Trust of $_______ and approximately $_______ in respect of costs associated with the initial registration and public offering of the Shares will be paid by _________.

        The amount payable by the contracting stockholder to the administrator to cover the Trust's anticipated ongoing expenses was determined based on expense estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. It is possible, however, that the actual operating expenses of the Trust will be substantially more than this amount. The contracting stockholder will pay any unanticipated operating expenses of the Trust.


                          DIVIDENDS AND DISTRIBUTIONS

        The Trust intends to distribute cash to holders on a quarterly basis from the proceeds of the U.S. treasury securities held by the Trust. The first distribution, in respect of the period from _________________, 2002 until _________, 2002, will be made on ________________, 2002 to holders of record as of ________________,2002. Thereafter, distributions will be made on ______________, _____________, _______________ and ______________of each year to holders of record as of each _______________, _________________,
_________________ and ________________, respectively.

        Upon dissolution of the Trust as described in "Investment Objective and Policies--Trust Dissolution," each holder will share pro rata in any remaining net assets of the Trust.

                                NET ASSET VALUE

        The net asset value of the Shares will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of Shares outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to holders and at such other times as the Trustees may determine. The U.S. treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trust. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The forward purchase contract will be valued by the Trust at fair value as determined in good faith at the direction of the Trustees (if necessary, through consultation with accountants, bankers and other specialists).


            CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

        Set forth in full below is the opinion of Sidley Austin Brown & Wood LLP, counsel to the Trust, as to certain United States Federal income tax consequences of the purchase, ownership and disposition of the Shares. Such opinion is based upon laws, regulations, rulings and decisions now in effect, all of which are subject to change (including retroactive changes in effective dates) or possible differing interpretations. The discussion below deals only with Shares held as capital assets and does not purport to deal with persons in special tax situations, such as financial institutions, insurance companies, regulated investment companies, dealers in securities or currencies, tax-exempt entities, persons holding Shares in a tax-deferred or tax-advantaged account, or persons holding Shares as a hedge against currency risks, as a position in a "straddle" or as part of a "hedging" or "conversion" transaction for tax purposes. It also does not deal with holders other than original purchasers of Shares (except where otherwise specifically noted herein). Moreover, the discussion below generally does not address the tax consequences of the ownership of the reference property. The following discussion also does not address the tax consequences of investing in the Shares arising under the laws of any state, local or foreign jurisdiction. Persons considering the purchase of the Shares should consult their own tax advisors concerning the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the Shares arising under the laws of any other taxing jurisdiction.

        As used herein, the term "U.S. Holder" means a beneficial owner of Shares that is for United States Federal income tax purposes

        (1)     a citizen or resident of the United States,

        (2) a corporation, a partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof (other than a partnership that is not treated as a United States person under any applicable Treasury regulations),

        (3) an estate the income of which is subject to United States Federal income taxation regardless of its source, or

        (4) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more United States persons have the authority to control all substantial decisions of the trust. Notwithstanding the preceding sentence, to the extent provided in Treasury regulations, certain trusts in existence on August 20, 1996, and treated as United States persons prior to such date that elect to continue to be treated as United States persons also will be a U.S. Holder.

        As used herein, the term "non-U.S. Holder" means a beneficial owner of Shares that is not a U.S. Holder. Unless otherwise specifically provided, the following opinion of Sidley Austin Brown & Wood LLP assumes that on the exchange date the reference property consists only of 875, Inc. common stock.

Classification of the Trust

        The Trust will be classified as a grantor trust under subpart E, Part I of subchapter J of the Internal Revenue Code of 1986, as amended (the "Code"). As such, holders will be treated for United States Federal income tax purposes as owners of a pro rata undivided interest in the Trust's assets which will consist of the U.S. treasury securities and the forward purchase contract. Accordingly, each holder will be required to report on its United States Federal income tax return its pro rata share of the entire income on the Trust's assets in accordance with such holder's regular method of tax accounting.

U.S. Holders

        As previously discussed, each U.S. Holder will be considered the owner of its pro rata portion of the U.S. treasury securities and the forward purchase contract held by the Trust. The cost to a U.S. Holder of its Shares will be allocated among such U.S. Holder's pro rata portion of the U.S. treasury securities and the forward purchase contract (in proportion to the relative fair market values thereof on the date on which the U.S. Holder acquires its Shares) in order to determine the U.S. Holder's initial tax basis in the U.S. Holder's pro rata portion of the U.S. treasury securities and the forward purchase contract. It is currently anticipated that ___% and ___% of the net proceeds of the offering will be used by the Trust to purchase the U.S. treasury securities and as payments under the forward purchase contract, respectively.

        The U.S. treasury securities held by the Trust will be treated for United States Federal income tax purposes as having original issue discount which will accrue over the term of the U.S. treasury securities. In general, a U.S. Holder will be treated as having purchased each U.S. treasury security held by the Trust with original issue discount in an amount equal to the excess of the U.S. Holder's pro rata portion of the amount payable on such U.S. treasury security over the U.S. Holder's initial tax basis therefor as discussed above. A U.S. Holder (whether on the cash or accrual method of tax accounting) will be required to include such original issue discount in income for United States Federal income tax purposes as it accrues in accordance with a constant yield method. Because it is expected that 20% or more of the holders will be accrual basis taxpayers, original issue discount on any short-term U.S. treasury securities (i.e., any U.S. treasury security with a maturity of one year or less from the date it is purchased by the Trust) held by the Trust will also be currently includible in income by U.S. Holders as it accrues on a straight-line basis (unless a U.S. Holder elects to accrue such original issue discount on a constant yield basis). A U.S. Holder's tax basis in its pro rata portion of a U.S. treasury security will be increased by the amount of any original issue discount included in income by the U.S. Holder with respect to such U.S. treasury security (as described above). A U.S. Holder will also be required to recognize capital gain or loss with respect to such U.S. Holder's pro rata portion of the U.S. treasury securities upon an early dissolution of the Trust in an amount equal to the difference between the amount of cash, if any, received by the U.S. Holder in respect of such U.S. Holder's pro rata portion of the U.S. treasury securities and the U.S. Holder's tax basis in its pro rata portion of the U.S. treasury securities. Such capital gain or loss would be long-term capital gain or loss if the Shares have been held by the U.S. Holder for more than one year. The receipt by a U.S. Holder of its pro rata portion of U.S. treasury securities upon dissolution of the Trust will not be a taxable event to the U.S. Holder. The U.S. Holder's tax basis in such U.S. treasury securities will be the same as such U.S. Holder's tax basis in such U.S. treasury securities immediately prior to the receipt thereof, and the U.S. Holder's holding period for such U.S. treasury securities will include the period during which the U.S. Holder held the related Shares.

        Each U.S. Holder will also be treated as having entered into a pro rata portion of the forward purchase contract. Under current law, a U.S. Holder generally should not be required to recognize any income, gain or loss with respect to the forward purchase contract until the exchange date. On the exchange date, if the contracting stockholder delivers reference property pursuant to the forward purchase contract in respect of a U.S. Holder's Shares, the U.S. Holder will generally not realize any taxable gain or loss upon the receipt of such reference property. However, a U.S. Holder will generally be required to recognize taxable gain or loss with respect to any cash received in lieu of fractional units of any reference security, fractional interests of any reference property other than cash, and any reference property consisting of cash. The amount of such gain or loss recognized by a U.S. Holder will be equal to the difference, if any, between the amount of cash received by the U.S. Holder and the portion of the U.S. Holder's tax basis in the forward purchase contract that is allocable to the fractional units of any reference security, fractional interests of any reference property other than cash, and any reference property consisting of cash. Any such taxable gain or loss will be treated as short-term capital gain or loss. A U.S. Holder will have an initial tax basis in any reference property (as allocated among the reference property in accordance with the relative fair market values thereof, as determined on the exchange date) received thereby on the exchange date in an amount equal to the U.S. Holder's tax basis in the forward purchase contract less the portion of such tax basis that is allocable to any fractional units of any reference security, fractional interests of any reference property other than cash and any reference property consisting of cash (as described above) and will realize taxable gain or loss with respect to any such reference property received thereby on the exchange date only upon the subsequent sale or disposition by the U.S. Holder of such reference property. In addition, a U.S. Holder's holding period for any reference property received by such U.S. Holder on the exchange date will begin on the day immediately following the exchange date and will not include the period during which the U.S. Holder held the related Shares.

        Alternatively, if the contracting stockholder satisfies its obligations under the forward purchase contract in whole in cash on the exchange date in respect of a U.S. Holder's Shares, the U.S. Holder will recognize taxable gain or loss with respect to the forward purchase contract in an amount equal to the difference, if any, between the total amount of cash received by such U.S. Holder and an amount equal to the U.S. Holder's tax basis in the forward purchase contract. It is uncertain whether such gain or loss would be treated as capital or ordinary gain or loss. If such gain or loss is properly treated as capital, then such gain or loss will be treated as long-term capital gain or loss if the Shares has been held by the U.S. Holder for more than one year. If such gain or loss is properly treated as ordinary gain or loss, it is possible that the deductibility of any loss by a U.S. Holder who is an individual could be subject to the limitations applicable to miscellaneous itemized deductions provided for under Section 67(a) of the Code. In general, Section 67(a) of the Code provides that an individual may only deduct miscellaneous itemized deductions for a particular taxable year to the extent that the aggregate amount of the individual's miscellaneous itemized deductions for such taxable year exceed two percent of the individual's adjusted gross income for such taxable year (the miscellaneous itemized deductions and other itemized deductions allowable to high-income individuals, however, are generally subject to further limitations under
Section 68 of the Code). Prospective investors in the Shares who are individuals should also be aware that miscellaneous itemized deductions are not allowable in computing the United States Federal alternative minimum tax imposed by Section 55 of the Code. Prospective investors in the Shares are urged to consult their own tax advisors concerning the character of any gain or loss realized on the exchange date with respect to the forward purchase contract in the event that the contracting stockholder elects to satisfy its obligations under the forward purchase contract in whole in cash on the exchange date, as well as the deductibility of any such loss.

        In the event that a U.S. Holder receives a combination of cash and reference property on the exchange date, the tax consequences to a U.S. Holder are not entirely certain. It is likely that in such event a U.S. Holder generally should not be required to recognize taxable gain or loss. A U.S. Holder's tax basis in any reference property received thereby generally should equal the U.S. Holder's tax basis in the forward purchase contract less the amount of any cash received by the U.S. Holder. A U.S. Holder should, however, be required to recognize taxable gain to the extent that the amount of cash received by the U.S. Holder exceeds the U.S. Holder's tax basis in the forward purchase contract. As an alternative to the foregoing rules, in the event that a U.S. Holder receives a combination of cash and reference property on the exchange date, it is possible that the U.S. Holder could be required to apply the rules described in the two preceding paragraphs to the Shares held thereby on a pro rata basis in proportion to the amount of reference property and cash received thereby. U.S. Holders are urged to consult their own tax advisors in this regard.

        Upon the sale or other disposition of a Shares prior to the exchange date, a U.S. Holder generally will be required to allocate the total amount realized by such U.S. Holder upon such sale or other disposition between the U.S. Holder's pro rata portion of the U.S. treasury securities and the forward purchase contract based upon their relative fair market values (as determined on the date of disposition). A U.S. Holder will generally be required to recognize taxable gain or loss with respect to each such component (i.e., the U.S. Holder's pro rata portion of the U.S. treasury securities and the forward purchase contract) in an amount equal to the difference, if any, between the amount realized with respect to each such component upon the sale or disposition of the Shares (as determined in the manner described above) and the U.S. Holder's adjusted tax basis in each such component. Any such gain or loss will generally be treated as long-term capital gain or loss if the U.S. Holder has held the Shares for more than one year at the time of disposition.

        The proper treatment of the payment by the contracting stockholder of various costs and expenses associated with the organization and operation of the Trust is uncertain. It is possible that there will be no United States Federal income tax consequences to U.S. Holders as a result of any such payments. However, it is possible that the Internal Revenue Service ("IRS") could assert that any such payments constitute income to U.S. Holders. If the IRS were to prevail in treating such payments as income, then an individual U.S. Holder who itemizes deductions could possibly amortize and deduct over the term of the Trust (subject to any applicable limitation such as Section 67(a) of the Code) its pro rata portion of the one-time, up-front fees paid to the administrator, the custodian and the paying agent, and could possibly deduct (subject to any applicable limitations such as those in Section 67(a) of the Code) its pro rata portion of the other expenses described under "Management Arrangements--Estimated Expenses" incurred by the Trust resulting from its ongoing operations (including the fees payable to the Trustees) as such expenses are incurred. Sidley Austin Brown & Wood LLP, counsel to the Trust, believes that a U.S. Holder's pro rata portion of the expenses directly incurred by a U.S. Holder in connection with the organization of the Trust, sales load and commissions and other offering expenses should be includible in the cost to the U.S. Holder of the Shares. However, there can be no assurance that the IRS will not take a contrary view. If the IRS were to prevail in treating such expenses as excludible from a U.S. Holder's cost of the Shares, such expenses would not be includible in the basis of the assets of the Trust and should instead, subject to the limitations provided for under Section 67(a) of the Code, be amortizable and deductible over the term of the Trust.

Possible Alternative Characterizations of the Forward Purchase Contract

        Sidley Austin Brown & Wood LLP, counsel to the Trust, believes the forward purchase contract should be treated for United States Federal income tax purposes as a prepaid forward contract for the purchase of a variable amount of reference property. The IRS could conceivably take the view that the forward purchase contract should be treated as a loan to the contracting stockholder in exchange for a contingent debt obligation of the contracting stockholder. If the IRS were to prevail in making such an assertion, a U.S. Holder might be required to include original issue discount in income over the term of the Shares based on the excess of an estimate of the anticipated value of the reference property to be received in respect of the forward purchase contract over the amount paid for the forward purchase contract. In addition, a U.S. Holder would be required to include interest (rather than capital gain) in income on the exchange date in an amount equal to the excess, if any, of the value of the reference property received on the exchange date (or the proceeds from prior disposition of the forward purchase contract) over the aggregate of the basis of the forward purchase contract and any interest on the forward purchase contract previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received). The IRS could also conceivably take the view that a U.S. Holder should simply include in income as interest the amount of cash actually received each year in respect of the Shares.

Miscellaneous Tax Matters

        Special tax rules may apply to persons holding Shares as part of a "synthetic security" or other integrated investment, or as part of a straddle, hedging transaction or other combination of offsetting positions. For instance, Section 1258 of the Code may possibly require certain U.S. Holders who enter into hedging transactions or offsetting positions with respect to the Shares to treat all or a portion of any gain realized on the Shares as ordinary income in instances where such gain may have otherwise been treated as capital gain. U.S. Holders hedging their positions with respect to the Shares or otherwise holding their Shares in a manner described above should consult their own tax advisors regarding the applicability of Section 1258 of the Code, or any other provision of the Code, to their investment in the Shares.

Non-U.S. Holders

        Subject to the discussion below concerning income that is effectively connected with a trade or business conducted by a non-U.S. Holder in the United States, payments of interest (including original issue discount) made with respect to the U.S. treasury securities will not be subject to United States withholding tax, provided that such non-U.S. Holder complies with applicable certification requirements. In general, for a non-U.S. Holder to qualify for this exemption from taxation, the last United States payor in the chain of payment prior to payment to a non-U.S. Holder (the "Withholding Agent") must have received in the year in which a payment of interest or principal occurs, or in either of the two preceding calendar years, a statement that (1) is signed by the beneficial owner of the U.S. treasury securities under penalties of perjury, (2) certifies that such owner is not a U.S. Holder and (3) provides the name and address of the beneficial owner. The statement may be made on an IRS Form W-8BEN or a substantially similar form, and the beneficial owner must inform the Withholding Agent of any change in the information on the statement within 30 days of such change. If Shares is held through a securities clearing organization or certain other financial institutions, the organization or institution may provide a signed statement to the Withholding Agent. However, in such case, the signed statement must be accompanied by a copy of the IRS Form W-8BEN or the substitute form provided by the beneficial owner to the organization or institution.

        Any capital gain realized in respect of Shares by a non-U.S. Holder will generally not be subject to United States Federal income tax if (1) such gain is not effectively connected with a United States trade or business of such non-U.S. Holder and (2) in the case of an individual non-U.S. Holder, such individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, or the gain is not attributable to a fixed place of business maintained by such individual in the United States and such individual does not have a "tax home" (as defined for United States Federal income tax purposes) in the United States.

        If any interest or gain realized by a non-U.S. Holder is effectively connected with the non-U.S. Holder's conduct of a trade or business in the United States, such interest or gain, although exempt from the withholding tax discussed above, will be subject to regular United States Federal income tax in the same manner as if the non-U.S. Holder were a U.S. Holder, except that the non-U.S. Holder will be required to provide to the Withholding Agent a properly executed IRS Form W-8ECI in order to claim an exemption from withholding tax. In addition, in such event, if such non-U.S. Holder is a foreign corporation, such interest or gain may be included in the earnings and profits of such non-U.S. Holder in determining such non-U.S. Holder's United States branch profits tax liability.

Backup Withholding and Information Reporting

        A beneficial owner of Shares may be subject to information reporting and to backup withholding at the applicable statutory rate with respect to certain amounts paid to the beneficial owner unless such beneficial owner provides proof of an applicable exemption or a correct taxpayer identification number, and otherwise complies with applicable requirements of the backup withholding rules.

        Any amounts withheld under the backup withholding rules from a payment to a beneficial owner would be allowed as a refund or a credit against such beneficial owner's United States Federal income tax provided the required information is furnished to the IRS.

        Prospective investors in the Shares should be aware that there is no authority directly addressing the proper United States Federal income tax treatment of the Shares or securities with terms substantially the same as the Shares, and that no ruling has been requested from the IRS with respect to the Shares. Accordingly, there can be no assurance that the IRS will agree with the foregoing discussion and that the IRS will not assert a contrary position as to the proper United States Federal income tax treatment of the Shares which might cause the character and timing of income, gain or loss recognized with respect to a Share to differ significantly from such character and timing discussed above. Prospective investors in the Shares are therefore urged to consult with their own tax advisors prior to making an investment in the Shares.

                                 UNDERWRITING

        Subject to the terms and conditions set forth in a purchase agreement, the Trust has agreed to sell to the Underwriter, and it has agreed to purchase, all of the Shares.

        The purchase agreement provides that the obligations of the Underwriter are subject to certain conditions precedent and that the Underwriter will be obligated to purchase all of the Shares offered hereby if any of such Shares are purchased. In the event of a failure to close, any funds debited from any investor's account maintained with the Underwriter will be credited to such account and any funds received by the Underwriter by check or money order from any investor will be returned to such investor by check.

        The Underwriter does not expect sales of the Shares to be made to any accounts over which it exercises discretionary authority to exceed five percent of the number of Shares being offered in this offering.

        875, Inc. and the contracting stockholder have agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriter may be required to make in respect thereof.

Commissions and Discounts

        The Underwriter has advised the Trust that it proposes to offer the Shares to the public initially at the public offering price set forth on the cover page of this prospectus, and to certain dealers at such price less a concession not in excess of $___ per Share. The Underwriter may allow, and such dealers may reallow, a discount not in excess of $___ per Share to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. The sales load of $____ per Share is equal to __% of the initial public offering price. Investors must pay for any Shares purchased in the initial public offering on or before May __, 2002.

        The following table shows the per Share and total public offering price, and sales load to be paid by the Trust to the Underwriter and the proceeds before expenses to the Trust. This information is presented assuming either no exercise or full exercise by the Underwriter of the over-allotment option.

                                          Per Share           Without Option       With Option
                                     --------------------  -------------------   ---------------
Public Offering Price..........      $                     $                     $
Sales Load.....................      $                     $                     $
Proceeds to Trust..............      $                     $                     $


        The expenses of the offering (exclusive of the sales load and commissions) are estimated at $__________ and are payable by the contracting stockholder.

Over-allotment Option

        The Trust has granted the Underwriter an option, exercisable for 30 days after the date of this prospectus, to purchase up to an aggregate of _________ additional Shares at the initial public offering price set forth on the cover page of this prospectus, less the sales load. This option may be exercised solely to cover over-allotments.

No Sale of Similar Securities

        For a period of 90 days after the date of this prospectus, 875, Inc. and the contracting stockholder have agreed, subject to certain exceptions, not to offer, sell, contract to sell or otherwise dispose of, directly or indirectly, any 875, Inc. common stock or securities directly or indirectly convertible into, or exercisable or exchangeable for, 875, Inc. common stock, without the approval of the Underwriter.

Listing on the New York Stock Exchange

        Before this offering, there has been no public market for the Shares. The Trust will apply to have the Shares listed on the NYSE. If approved, the Underwriter will undertake that sales of the Shares will meet the NYSE's minimum distribution standards.

Price Stabilization and Short Positions

        Until the distribution of the Shares is completed, rules of the SEC may limit the ability of the Underwriter and any selling group members to bid for and purchase the Shares or the 875, Inc. common stock. As an exception to these rules, the Underwriter is permitted to engage in certain transactions that stabilize the price of the Shares or the 875, Inc. common stock. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the Shares or the 875, Inc. common stock.

        If the Underwriter creates a short position in the Shares in connection with the offering, i.e., if it sells more Shares than are set forth on the cover page of this prospectus, the Underwriter may reduce that short position by purchasing Shares in the open market. The Underwriter may also elect to reduce any short position by exercising all or part of the over-allotment option described above.

        In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases.

        Neither the Trust nor any of the Underwriter makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Shares or the 875, Inc. common stock. In addition, neither the Trust nor the Underwriter makes any representation that the Underwriter will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

Formation of the Trust; Investment Banking Services

        In connection with the formation of the Trust, ________________, an affiliate of [ ], subscribed for and purchased one Share for a purchase price of $100. Under the forward purchase contract, the contracting stockholder will be obligated to deliver to the Trust on the business day immediately preceding the exchange date a number or amount of each type of reference property of 875, Inc. common stock (or, in certain circumstances, cash, or a combination of cash and reference property, with an equal value) in respect of such Shares on the same terms as the Shares offered hereby.

        The Underwriter renders investment banking and other financial services to 875, Inc. from time to time.


                                 LEGAL MATTERS

        Certain legal matters will be passed upon for the Trust and the Underwriter by its counsel, Sidley Austin Brown & Wood LLP, New York, New York. Certain matters of Delaware law will be passed upon for the Trust by special counsel to the Trust, Richards, Layton & Finger, P.A., Wilmington, Delaware.


                                    EXPERTS

        The statement of assets, liabilities and capital included in this prospectus has been audited by _________________, independent auditors, as stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.


                            ADDITIONAL INFORMATION

        The Trust has filed with the SEC, Washington, D.C. 20549, a Registration Statement on Form N-2 under the Securities Act with respect to the Shares offered hereby. Further information concerning the Shares and the Trust may be found in the Registration Statement, of which this prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the SEC at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the SEC. The SEC maintains a website at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, such as the Trust, that file electronically with the SEC.

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of 875 Trust Company:


        We have audited the accompanying statement of assets, liabilities and capital of 875 Trust Company as of _____________, 200_. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

        We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

        In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of 875 Trust Company, as of _______________, 200_ in conformity with generally accepted accounting principles.


/s/ [Auditor]
New York, New York
           ____________ __, 2002

                                    [TRUST]

                 Statement of Assets, Liabilities and Capital

                                _________, 200_

                                    ASSETS

Cash............................................................. $100
                                                                  -------------
Total Assets..................................................... $
                                                                  =============
                                  LIABILITIES

Total Liabilities................................................ $
NET ASSETS....................................................... $
                                                                  -------------
CAPITAL Shares, par value $__ per Share; __ Shares
    issued and outstanding (Note 3).............................. $
                                                                  =============

----------------


(1) The Trust was created as a Delaware business trust on September 20, 2001 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid by the contracting stockholder.
(2) Offering expenses will be payable upon completion of the offering and will be paid by the Underwriter.
(3) On _________, 2002, the Trust issued one Share to an affiliate of the Underwriter in consideration for a purchase price of $100. The Trust Agreement provides that on the date that the price and sales load of the Shares being offered to the public are determined, but prior to the sale of the Shares to the Underwriter, the Trust will split the outstanding Shares. The outstanding Shares will be split into the smallest whole number of Shares that would result in the per Share amount recorded as capital, after effecting the split, not exceeding the public offering price per Share.

        THE FOLLOWING PROSPECTUS OF 875, INC. IS ATTACHED AND DELIVERED FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF 875, INC. DOES NOT CONSTITUTE A PART OF THE FOREGOING PROSPECTUS OF 875 TRUST COMPANY, NOR IS IT INCORPORATED BY REFERENCE THEREIN.

===============================================================================

        Through and including [month/date/year] (the 25th day after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriter and with respect to their allotments or subscriptions.






                               875 Trust Company


                         Shares of Beneficial Interest



            (Exchangeable for Shares of Common Stock of 875, Inc.)



                                    [Logo]





                                  PROSPECTUS





                        [Underwriter's Marketing Name]


                                    , 2002


===============================================================================

                                    PART C

                               OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

        1.     Financial Statements

               Independent Auditors' Report
               Statement of Assets, Liabilities and Capital as of     , 200_ **

               2.     Exhibits

               (a)(1) Trust Agreement*
                  (2) Form of Amended and Restated Trust Agreement**
                  (3) Certificate of Trust*
               (b)    Not applicable
               (c)    Not applicable
               (d)(1) Form of Specimen certificate for Security (included in
                      Exhibit 2(a)(2))**
                  (2) Portions of the  Declaration  of Trust of the  Registrant
                      defining the rights of Holders of Security (included in Exhibit 2(a)(2))**
               (e)    Not applicable
               (f)    Not applicable
               (g)    Not applicable
               (h)(1) Form of Purchase Agreement**
                  (2) Form of Registration Agreement**
               (i)    Not applicable
               (j)    Form of Custodian Agreement**
               (k)(1) Form of Administration Agreement**
                  (2) Form of Paying Agent Agreement**
                  (3) Form of Forward Purchase Contract**
                  (4) Form of Security and Pledge Agreement**
                  (5) Form of Fund Expense Agreement**
                  (6) Form of Fund Indemnity Agreement**
               (l) Opinion and Consent of Sidley Austin Brown & Wood LLP, counsel to the Trust**
               (m)    Not applicable
               (n)(1) Tax Opinion and Consent of Sidley Austin Brown & Wood
                      LLP, counsel to the Trust** (2) Consent of [ ], independent auditors for the Trust**
               (o)    Not applicable
               (p)    Form of Subscription Agreement**
               (q)    Not applicable

-------------------
*   Filed herewith.
** To be filed by amendment.

Item 25.       Marketing Arrangements

        See Exhibits (h)(1) and (h)(2) to this Registration Statement.


Item 26.       Other Expenses of Issuance and Distribution

        The expenses to be incurred in connection with the offering described in this Registration Statement will be paid by the Contracting Stockholder.


Item 27.       Person Controlled by or under Common Control with Registrant

        The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.


Item 28.       Number of Holders of Securities

        There will be one record holder of the Securities as of the effective date of this Registration Statement.


Item 29.       Indemnification

        Section ___ of the Amended and Restated Trust Agreement, Section ___ of the Purchase Agreement and Section ___ of the Registration Agreement provide for indemnification.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 30.       Business and Other Connections of Investment Adviser

        The Trust is internally managed and does not have an investment adviser.

Item 31.       Location of Accounts and Records

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant (850 Library Avenue, Suite 204, Newark, Delaware 19715), its custodian (101 Barclay Street, New York, New York 10286) and its paying agent (101 Barclay Street, New York, New York 10286).


Item 32.       Management Services

        Not applicable.


Item 33.       Undertakings

        (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectuses contained herein.

        (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 16th day of May, 2002.

                                875 Trust Company



                                By:  /s/ Donald J. Puglisi
                                   ------------------------
                                   Donald J. Puglisi
                                   Trustee


        The person whose signature appears below hereby authorizes Donald J. Puglisi, William R. Latham III, or James B. O'Neill, or any of them, as attorney-in-fact, to sign on his behalf, individually and in the capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person, in the capacity and on the date indicated.

   Name                         Title                               Date
   ----                         -----                               ----


 /s/ Donald J. Puglisi          Trustee                          May 16, 2002
----------------------
 Donald J. Puglisi

                                                                Exhibit (a)(1)


                     TRUST AGREEMENT OF 875 TRUST COMPANY


        TRUST AGREEMENT, dated as of September 20, 2001, among Theresa M. Cetina, as Depositor, and Donald J. Puglisi, as Trustee. The Depositor and the Trustee hereby agree as follows:

        1. The trust created hereby shall be known as "875 Trust Company", in which name the Trustee may conduct the business of the Trust, make and execute contracts, and sue and be sued.

        2. The Depositor hereby assigns, transfers, conveys and sets over to the Trustee the sum of $1. The Trustee hereby acknowledges receipt of such amount in trust from the Depositor, which amount shall constitute the initial trust estate. The Trustee hereby declares that it will hold the trust estate in trust for the Depositor. It is the intention of the parties hereto that the Trust created hereby constitute a business trust under Chapter 38 of Title 12 of the Delaware Code, 12 Del. C. ss. 3801, et seq. and that this document
                         -------
constitute the governing instrument of the Trust. The Trustee is hereby authorized and directed to execute and file a certificate of trust with the Delaware Secretary of State in the form attached hereto.

        3. The Depositor and the Trustee will enter into an amended and restated Trust Agreement, satisfactory to each such party, to provide for the contemplated operation of the Trust created hereby. Prior to the execution and delivery of such amended and restated Trust Agreement, the Trustee shall not have any duty or obligation hereunder or with respect to the trust estate, except as otherwise required by applicable law or as may be necessary to obtain prior to such execution and delivery any licenses, consets or approvals required by applicable law or otherwise.

        4. This Trust Agreement may be executed in one or more counterparts.

        5. The Trustee may resign upon thirty days prior notice to the Depositor.

        IN WITNESS WHEREOF, the parties hereto have caused this Trust Agreement to be duly executed by their respective officers hereunto duly authorized, as of the day and year first above written.


                                        DEPOSITOR


                                        /s/  Theresa M. Cetina
                                        ----------------------------
                                        Theresa M. Cetina
                                        as Depositor



                                        TRUSTEE


                                        /s/  Donald J. Puglisi
                                        ----------------------------
                                        Donald J. Puglisi,
                                        as Trustee

                                                                 Exhibit (a)(3)


                              State of Delaware

                                                                        PAGE 1


                       Office of the Secretary of State
                         ___________________________


        I, HARRIET SMITH WINDSOR, SECRETARY OF STATE OF THE STATE OF DELAWARE, DO HEREBY CERTIFY THE ATTACHED IS A TRUE AND CORRECT COPY OF THE CERTIFICATE OF BUSINESS TRUST REGISTRATION OF "875 TRUST COMPANY", FILED IN THIS OFFICE ON THE TWENTIETH DAY OF SEPTEMBER, A.D. 2001, AT 8:30 O'CLOCK A.M.







                                     /s/ Harriet Smith Windsor
                        [SEAL]       -------------------------------
                                     Harriet Smith WIndsor, Secretary of State


3438278  8100                           AUTHENTICATION:  1353533

010466711                                         DATE:  09-21-01

                                                 STATE OF DELAWARE
                                                 SECRETARY OF STATE
                                              DIVISION OF CORPORATIONS
                                             FILED 09:00 AM 09/20/2001
                                                010466711 - 3438278


                             CERTIFICATE OF TRUST

                                      OF

                              875 TRUST COMPANY


        This Certificate of Trust of 875 Trust Company (the "Trust") is being duly executed and filed by the undersigned trustee of the Trust for the purposes of organizing a business trust pursuant to the Delaware Business Trust Act, 12 Del. C. ss. ss. 3801 et seq. (the "Act").
              -------              -------

        The undersigned hereby certify as follows:

        1. Name. The name of the business trust is "875 Trust Company."

        2. Registered Office Registered Agent. The business address of the registered office of the Trust in the State of Delaware is One Rodney Square, 10th Floor, 10th and King Streets, in the City of Wilmington, County of New Castle 19801. The name of the Trust's registered agent at such address is RL&F Service Corp.

        3. Effective Date. This Certificate of Trust shall be effective upon filing in the Office of the Secretary of State of the State of Delaware.

        4. Other Matters. The Trust will be a registered investment company under the Investment Company Act of 1940, as amended.

        IN WITNESS WHEREOF, the undersigned, being the trustee of the Trust, has duly executed this Certificate of Trust pursuant to the Act.


                                    By:  /s/  Donald J. Puglisi
                                        ------------------------------
                                        Donald J. Puglisi, as Trustee